EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9%
	AGENCY CMBS — 1.6%
847,054	Freddie Mac Multifamily Structured Pass Through(a),(b)		2.3250	05/25/47	$102,945
2,848,068	FREMF 2017-KF37 Mortgage Trust(c),(d)	US0001M + 2.750%	5.1120	06/25/27	2,826,014
1,889,649	FREMF 2018-KF46(c),(d)	US0001M + 1.950%	4.3120	03/25/28	1,845,393
84,534	Government National Mortgage Association(a),(b)		0.3400	04/16/53	360
988,702	Multifamily Connecticut Avenue Securities Trust 2019-01(c),(d)	US0001M + 3.250%	5.6940	10/15/49	947,365
					5,722,077
	AUTO LOAN — 4.0%
4,750,000	Chase Auto Owner Trust 2022-A(c)		2.9830	08/25/23	4,746,672
2,000,000	CPS Auto Receivables Trust 2018-B(c)		5.6100	12/16/24	1,999,414
3,500,000	PenFed Auto Receivables Owner Trust 2022-A(c)		3.1740	09/15/23	3,498,650
3,500,000	US Auto Funding 2021-1(c)		4.3600	03/15/27	3,236,674
600,000	USASF Receivables 2020-1, LLC(c)		9.3500	03/15/27	602,142
					14,083,552
	CDO — 5.1%
566,292	Aspen Funding I Ltd.		9.0600	07/10/37	575,415
7,328,396	DWRS 2016-1(c)		1.0440	04/23/32	2,125,235
5,969,227	Galleria CDO V Ltd.(c),(d)	US0003M + 2.400%	4.4960	09/19/37	5,718,926
3,559,311	Mid Ocean CBO 2001-1 Ltd.(d)	US0003M + 0.500%	2.3910	11/05/36	726,530
1,756,000	MMcapS Funding XVII Ltd.(c),(d)	US0003M + 0.600%	2.1800	12/01/35	1,549,670
5,396,000	Trapeza Cdo Xii Ltd.(c),(d)	US0003M + 0.460%	2.7820	04/06/42	4,485,695
3,000,000	Tropic CDO IV Ltd.(c),(d)	US0003M + 1.000%	3.5120	04/15/35	2,711,400
					17,892,871
	CLO — 4.7%
750,000	BlueMountain CLO 2013-2 Ltd.(c),(d)	US0003M + 1.300%	4.0590	10/22/30	734,136
1,000,000	Deerpath Capital CLO 2020-1 LTD(c),(d)	US0003M + 3.900%	6.6400	04/17/32	984,337
2,500,000	Ellington Clo II Ltd.(c),(d)	US0003M + 2.900%	5.8050	02/15/29	2,450,525
500,000	Ellington Clo III Ltd.(c),(d)	US0003M + 3.740%	6.4500	07/20/30	468,249
200,000	GC FTPYME Pastor 4 FTA	EUR003M + 2.400%	2.7210	07/15/45	115,227
1,093,882	Halcyon Loan Advisors Funding 2013-1 Ltd.(c),(d)	US0003M + 3.500%	6.0120	04/15/25	1,069,914
1,870,036	Halcyon Loan Advisors Funding 2013-2 Ltd.(c),(d)	US0003M + 3.800%	6.5820	08/01/25	1,406,876
769,750	Halcyon Loan Advisors Funding 2014-2 Ltd.(c),(d)	US0003M + 3.500%	6.2930	04/28/25	754,973
1,500,000	Halcyon Loan Advisors Funding 2014-3 Ltd.(c),(d)	US0003M + 3.650%	6.4090	10/22/25	1,382,655
250,000	Nassau 2018-I Ltd.(c),(d)	US0003M + 5.850%	8.3620	07/15/31	205,101

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9% (Continued)
	CLO — 4.7% (Continued)
500,000	Peaks CLO 2 Ltd.(c),(d)	US0003M + 3.600%	6.3100	07/20/31	$483,666
2,750,000	Peaks CLO 2 Ltd.(c),(d)	US0003M + 5.000%	7.7100	07/20/31	2,559,543
500,000	Steele Creek Clo 2018-2 Ltd.(c),(d)	US0003M + 3.400%	6.3610	08/18/31	437,523
3,000,000	Z Capital Credit Partners CLO 2018-1 Ltd.(c),(d)	US0003M + 2.450%	5.1900	01/16/31	2,956,178
500,000	Zais Clo 13 Ltd.(c),(d)	US0003M + 4.520%	7.0320	07/15/32	439,767
					16,448,670
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8%
153,655	ABN Amro Mortgage Corporation		5.5000	10/25/33	146,786
648,218	Adjustable Rate Mortgage Trust 2005-6A(d)	US0001M + 0.840%	3.2840	11/25/35	209,215
39,240	Alternative Loan Trust 1998-4(e)		6.1650	08/25/28	37,812
21,654	Alternative Loan Trust 2003-22CB		5.7500	12/25/33	20,651
122,847	Alternative Loan Trust Series 2003-J2 Class A1		6.0000	10/25/33	115,547
147,296	Alternative Loan Trust 2003-J3		5.2500	11/25/33	138,190
45,126	Alternative Loan Trust 2003-J3		6.2500	12/25/33	43,630
58,495	Alternative Loan Trust 2004-15(b)		4.2410	09/25/34	56,735
11,550	Alternative Loan Trust 2004-16CB		5.5000	07/25/34	11,152
7,904,061	Alternative Loan Trust 2004-24CB		6.0000	11/25/34	7,776,812
455,061	Alternative Loan Trust 2004-28CB		5.7500	01/25/35	420,561
43,747	Alternative Loan Trust 2004-28CB		6.0000	01/25/35	41,122
90,342	Alternative Loan Trust 2004-28CB		6.0000	01/25/35	83,749
91,586	Alternative Loan Trust 2004-J10		6.0000	09/25/34	88,482
671,424	Alternative Loan Trust 2004-J10		5.5000	11/25/34	638,547
25,684	Alternative Loan Trust 2004-J10		5.0000	10/25/53	25,583
49,765	Alternative Loan Trust 2004-J11		7.2500	08/25/32	49,086
137,199	Alternative Loan Trust 2004-J8		7.0000	08/25/34	119,199
87,295	Alternative Loan Trust 2005-14(d)	US0001M + 0.420%	2.8640	05/25/35	75,273
210,971	Alternative Loan Trust 2005-27(d)	12MTA + 1.350%	2.2090	08/25/35	180,227
36,796	Alternative Loan Trust 2005-3CB		5.0000	03/25/35	30,010
37,940	Alternative Loan Trust 2005-54CB		5.5000	11/25/35	31,296
111,148	Alternative Loan Trust 2005-61(d)	US0001M + 0.560%	3.0040	12/25/35	102,859
151,170	Alternative Loan Trust 2005-6CB		5.5000	04/25/35	135,953
154,735	Alternative Loan Trust 2005-72(d)	US0001M + 0.600%	3.0440	01/25/36	138,060
43,404	Alternative Loan Trust 2005-J11		6.0000	10/25/35	25,378
53,394	Alternative Loan Trust 2005-J11		5.5000	11/25/35	34,320

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
145,638	Alternative Loan Trust 2005-J8		5.5000	07/25/35	$118,943
105,794	Alternative Loan Trust 2006-40T1		6.0000	12/25/36	37,030
45,887	Alternative Loan Trust Resecuritization 2005-12R		6.0000	11/25/34	43,220
94,650	American Home Mortgage Investment Trust 2004-1(d)	US0006M + 2.000%	5.3410	04/25/44	88,086
1,500,000	Angel Oak Mortgage Trust 2021-6(b),(c)		2.7720	09/25/66	1,079,951
3,000,000	Angel Oak Mortgage Trust I, LLC 2019-2		6.2860	03/25/49	2,988,047
3,000,000	Angel Oak Mortgage Trust I, LLC 2019-4(b),(c)		4.4120	07/26/49	2,879,804
371,939	APS Resecuritization Trust 2016-3(c),(d)	US0001M + 2.850%	5.2940	09/27/46	372,046
238,149	Banc of America Alternative Loan Trust 2003-8		5.5000	10/25/33	229,022
111,890	Banc of America Alternative Loan Trust 2004-6		6.0000	07/25/34	107,575
66,461	Banc of America Alternative Loan Trust 2007-1(b)		3.9210	09/25/22	56,179
12,110	Banc of America Funding 2004-C Trust(d)	US0001M + 0.660%	3.0280	12/20/34	12,009
239,665	Banc of America Funding 2005-1 Trust		5.5000	02/25/35	217,093
43,619	Banc of America Funding 2005-E Trust(d)	12MTA + 1.430%	2.2890	06/20/35	34,056
848,655	Banc of America Funding 2006-I Trust(b)		3.2990	10/20/46	717,100
97,605	Banc of America Funding 2007-2 Trust(a)		6.0000	03/25/37	18,639
64,575	Banc of America Funding 2015-R4 Trust(c),(d)	US0001M + 0.150%	2.4090	10/25/36	63,868
27,113	Banc of America Mortgage 2002-L Trust(b)		2.7850	12/25/32	21,706
56,432	Banc of America Mortgage 2005-E Trust(b)		3.3160	06/25/35	49,361
54,448	Banc of America Mortgage 2005-F Trust(b)		3.9930	07/25/35	46,791
29,274	Banc of America Mortgage 2005-H Trust(b)		3.2380	09/25/35	25,715
2,310,485	BCAP, LLC 2011-RR5-I Trust(c),(e)		4.7330	03/26/37	2,272,514
4,469	Bear Stearns ALT-A Trust 2004-11(b)		2.8230	11/25/34	4,323
59,933	Bear Stearns ARM Trust 2003-5(b)		3.8150	08/25/33	57,142
5,759	Bear Stearns ARM Trust 2003-7(b)		2.6100	10/25/33	5,599
47,798	Bear Stearns ARM Trust 2003-8(b)		2.0840	01/25/34	44,499
13,126	Bear Stearns ARM Trust 2004-1(b)		2.4370	04/25/34	11,988
131,646	Bear Stearns ARM Trust 2004-1(b)		2.8980	04/25/34	123,009
50,737	Bear Stearns ARM Trust 2004-10(b)		0.0000	01/25/35	48,982
103,476	Bear Stearns ARM Trust 2004-6(b)		2.3820	09/25/34	91,530
910,129	Bear Stearns ARM Trust 2004-8(b)		2.1580	11/25/34	850,301
49,088	Bear Stearns ARM Trust 2004-8(b)		2.1580	11/25/34	46,137
603,446	Bear Stearns Asset Backed Securities I Trust		6.0000	03/25/36	236,853
635,957	Bear Stearns Asset Backed Securities Trust(e)		5.5000	01/25/34	565,842

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
213,646	Bear Stearns Structured Products Inc Trust 2007-R6(b)		3.2180	01/26/36	$163,566
40,435	Bella Vista Mortgage Trust 2004-1(d)	US0001M + 0.700%	3.0660	11/20/34	39,114
99,409	BlackRock Capital Finance, L.P.(b),(c)		3.5020	12/25/35	71,575
3,174,658	Brean Asset Backed Securities Trust 2021-RM1(c)		1.6000	10/25/63	2,023,719
579,296	Cascade Funding Mortgage Trust 2018-RM2(b),(c)		0.0000	10/25/68	552,860
1,031,190	Cascade Funding Mortgage Trust 2019-RM3(b),(c)		4.0000	06/25/69	967,141
100,320	CDMC Mortgage Pass-Through Certificates Series 2004-4(b)		5.4670	09/25/34	93,003
83,657	CDMC Mortgage Pass-Through Certificates Series 2005-1(b)		5.1050	02/18/35	78,217
1,056,048	Cendant Mortgage Capital, LLC CDMC Mort Pas Thr Ce		5.5000	02/25/34	1,001,198
180,404	Chase Mortgage Finance Trust Series 2004-S2		5.5000	02/25/34	172,300
498,883	Chase Mortgage Finance Trust Series 2007-S3(f)		0.0000	05/25/37	142,218
277,585	Chase Mortgage Finance Trust Series 2007-S3(a)		6.0000	05/25/37	60,605
241,322	Chevy Chase Funding, LLC Mortgage-Backed(c),(d)	US0001M + 0.250%	2.6940	10/25/36	174,132
104,144	CHL Mortgage Pass-Through Trust 2002-19		6.2500	11/25/32	92,436
128,340	CHL Mortgage Pass-Through Trust 2002-39		5.7500	02/25/33	119,532
124,022	CHL Mortgage Pass-Through Trust 2003-60(b)		2.1160	02/25/34	107,046
42,288	CHL Mortgage Pass-Through Trust 2004-14(b)		3.9160	08/25/34	39,327
33,393	CHL Mortgage Pass-Through Trust 2004-3		5.7500	04/25/34	32,341
80,053	CHL Mortgage Pass-Through Trust 2004-5		5.2500	05/25/34	77,888
95,613	CHL Mortgage Pass-Through Trust 2004-5		5.5000	05/25/34	93,862
53,349	CHL Mortgage Pass-Through Trust 2004-6(b)		3.3100	05/25/34	50,657
61,861	CHL Mortgage Pass-Through Trust 2004-HYB2(b)		2.7410	07/20/34	58,261
62,017	CHL Mortgage Pass-Through Trust 2004-HYB5(b)		3.2330	04/20/35	57,011
125,747	CHL Mortgage Pass-Through Trust 2004-J5		5.5000	07/25/34	118,666
67,034	CHL Mortgage Pass-Through Trust 2004-J9		5.5000	01/25/35	64,969
578,092	CHL Mortgage Pass-Through Trust 2005-J2		5.0000	08/25/35	383,385
111,652	CHL Mortgage Pass-Through Trust 2006-J1		6.0000	02/25/36	54,542
50,760	CHL Mortgage Pass-Through Trust 2007-15		6.5000	09/25/37	24,197
146,650	Citicorp Mortgage Securities REMIC Pass-Through		5.5000	07/25/35	139,045
20,764	Citicorp Mortgage Securities Trust Series 2005-7		5.0000	10/25/55	20,454
45,960	Citicorp Mortgage Securities Trust Series 2006-6		6.0000	11/25/36	43,084
79,767	Citicorp Mortgage Securities Trust Series 2007-2(f)		0.0000	02/25/37	42,980
193,877	Citicorp Mortgage Securities Trust Series 2007-4		6.0000	05/25/37	176,196
112,517	Citigroup Global Markets Mortgage Securities VII(b)		5.6170	07/25/24	10,812

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
4,220	Citigroup Global Markets Mortgage Securities VII(b)		2.2320	09/25/32	$3,658
246,517	Citigroup Mortgage Loan Trust 2009-4(b),(c)		5.4780	05/25/35	230,646
3,689	Citigroup Mortgage Loan Trust 2010-9(c),(e)		5.7020	03/25/37	3,577
88,845	Citigroup Mortgage Loan Trust 2014-10(c),(d)		2.4280	02/25/37	85,356
58,279	Citigroup Mortgage Loan Trust 2015-RP2(c)		4.2500	01/25/53	55,311
14,117	Citigroup Mortgage Loan Trust, Inc.		7.0000	06/25/31	13,552
12,486	Citigroup Mortgage Loan Trust, Inc.		5.2500	09/25/33	11,141
52,422	Citigroup Mortgage Loan Trust, Inc.		6.7500	08/25/34	49,687
51,918	Citigroup Mortgage Loan Trust, Inc.		5.5000	05/25/35	49,356
59,938	Citigroup Mortgage Loan Trust, Inc. Series 2005-6-A1(d)	H15T1Y + 2.100%	2.1900	09/25/35	54,921
62,832	CitiMortgage Alternative Loan Trust Series 2007-A6		6.0000	06/25/37	56,468
422,000	COLT 2020-2 Mortgage Loan Trust(b),(c)		5.2500	03/25/65	410,613
153,827	Credit Suisse First Boston Mortgage Securities(b)		4.3420	11/25/31	153,469
247,893	Credit Suisse First Boston Mortgage Securities(c),(d)	US0001M + 2.188%	4.4470	11/25/31	153,268
139,311	Credit Suisse First Boston Mortgage Securities(b)		7.1600	01/25/32	128,065
85,764	Credit Suisse First Boston Mortgage Securities Series 2003-11		5.5000	06/25/33	82,875
538,433	Credit Suisse First Boston Mortgage Securities		5.2500	07/25/33	530,910
32,564	Credit Suisse First Boston Mortgage Securities		5.2500	09/25/33	30,010
77,033	Credit Suisse First Boston Mortgage Securities		5.5000	10/25/33	72,733
231,098	Credit Suisse First Boston Mortgage Securities		5.5000	10/25/33	218,464
184,330	Credit Suisse First Boston Mortgage Securities		5.5000	10/25/34	171,114
114,481	Credit Suisse First Boston Mortgage Securities(d)	US0001M + 0.650%	3.0940	09/25/35	80,588
5,682	CSFB Mortgage-Backed Pass-Through Certificates		5.2500	11/25/22	—
304,111	CSFB Mortgage-Backed Pass-Through Certificates		7.5000	03/25/32	292,110
102,301	CSFB Mortgage-Backed Pass-Through Certificates(b)		2.2370	10/25/33	97,239
72,787	CSFB Mortgage-Backed Pass-Through Certificates		5.7500	11/25/33	68,599
26,546	CSFB Mortgage-Backed Pass-Through Certificates(d)	US0001M + 0.740%	3.1840	06/25/34	26,580
519,261	CSFB Mortgage-Backed Pass-Through Certificates		6.0000	08/25/34	479,038
29,255	CSFB Mortgage-Backed Pass-Through Certificates		5.7500	07/25/35	28,296
223,199	CSMC 2017-FHA1 Trust(b),(c)		3.2500	04/25/47	200,445
279,423	CSMC 2021-RPL2Trust(b),(c)		3.4430	01/25/60	215,146
48,570	CSMC Series 2010-18R(b),(c)		2.3780	04/26/38	47,793
309,179	CSMC Trust 2007-5R		6.5000	07/26/36	86,923
1,059,603	CSMC Trust 2013-IVR5(b),(c)		3.6290	10/25/43	1,014,588

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
1,419,252	CSMC Trust 2015-1(b),(c)		3.9190	01/25/45	$1,229,920
1,886,057	CSMLT 2015-2 Trust(b),(c)		3.8700	08/25/45	1,483,825
35,385	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1		5.5000	09/25/33	33,204
1,264	DLJ Mortgage Acceptance Corporation		6.7500	01/25/24	1,161
39,517	DSLA Mortgage Loan Trust 2004-AR4(d)	US0001M + 0.720%	3.0860	01/19/45	31,870
239,252	Fannie Mae Trust 2005-W3(b)		3.4590	04/25/45	253,305
473,000	Finance of America HECM Buyout 2019-AB1(b),(c)		5.0840	11/25/25	451,258
75,509	First Horizon Alternative Mortgage Securities		6.2500	08/25/37	36,897
543,072	First Horizon Mortgage Pass-Through Trust 2005-AR3(b)		3.8750	08/25/35	391,995
80,702	First Horizon Mortgage Pass-Through Trust 2005-AR5(b)		2.6250	10/25/35	44,374
62,658	First Horizon Mortgage Pass-Through Trust 2005-AR5(b)		2.6250	11/25/35	57,535
119,537	First Horizon Mortgage Pass-Through Trust 2006-AR3(b)		2.5050	11/25/36	84,125
288,121	First Horizon Mortgage Pass-Through Trust 2007-AR3(b)		3.0520	11/25/37	155,953
420,000	Freddie Mac STACR REMIC Trust 2020-DNA6(c),(d)	SOFR30A + 3.000%	5.1830	12/25/50	386,696
1,000,000	Freddie Mac STACR REMIC Trust 2022-HQA1(c),(d)	SOFR30A + 5.250%	7.4330	03/25/42	992,999
1,000,000	Freddie Mac STACR Trust 2019-DNA3(d)	US0001M + 8.150%	10.5940	07/25/49	1,039,220
23,461	Freddie Mac Structured Pass-Through Certificates(d)	12MTA + 1.400%	2.2590	07/25/44	24,519
23,315	Freddie Mac Structured Pass-Through Certificates(d)	12MTA + 1.200%	2.0590	10/25/44	24,309
1,943,515	Galton Funding Mortgage Trust 2017-1(b),(c)		4.2410	07/25/56	1,869,234
8,755,148	Global Mortgage Securitization Ltd.(c)		5.2500	11/25/32	8,378,808
1,586,078	Global Mortgage Securitization Ltd.(c),(d)		10.8540	11/25/32	1,636,202
98,772	GMACM Mortgage Loan Trust 2004-J2		5.7500	06/25/34	95,861
15,737	GMACM Mortgage Loan Trust 2005-AR3(b)		3.1820	06/19/35	15,070
2,534,086	GMACM Mortgage Loan Trust 2005-AR5(b)		3.4830	09/19/35	2,305,110
118,041	GMACM Mortgage Loan Trust 2006-AR1(b)		2.9030	04/19/36	90,966
519,198	Government National Mortgage Association(a),(b)		1.6880	10/20/62	13,521
1,450,244	Government National Mortgage Association(a),(b)		0.9810	11/20/66	87,262
139,658	GS Mortgage Securities Corporation II(c),(d)	US0001M + 0.350%	0.9440	03/20/23	131,861
621,275	GS Mortgage-Backed Securities Trust(b),(c)		2.7050	07/25/44	616,221
1,367,718	GSMPS Mortgage Loan Trust(b),(c)		8.5000	06/19/29	1,229,481
1,203,923	GSMPS Mortgage Loan Trust 2004-4(c),(d)	US0001M + 0.400%	2.8440	06/25/34	1,040,364
1,064,602	GSMPS Mortgage Loan Trust 2004-4(c)		7.5000	06/25/34	1,040,964
368,674	GSMPS Mortgage Loan Trust 2004-4(c)		8.0000	06/25/34	361,982
36,262	GSMPS Mortgage Loan Trust 2005-RP2(c),(d)	US0001M + 0.350%	2.7940	03/25/35	35,122

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
187,463	GSMPS Mortgage Loan Trust 2005-RP3(c),(d)	US0001M + 0.350%	2.7940	09/25/35	$155,490
138,038	GSMPS Mortgage Loan Trust 2006-RP1(c)		7.5000	01/25/36	126,701
799,224	GSMSC Pass-Through Trust 2008-2R(b),(c)		7.5000	10/25/36	193,396
375,464	GSR Mortgage Loan Trust 2004-13F		4.2500	11/25/34	352,077
14,088	GSR Mortgage Loan Trust 2004-7(b)		3.0280	06/25/34	12,715
48,891	GSR Mortgage Loan Trust 2005-4F		6.5000	02/25/35	46,336
6,678	GSR Mortgage Loan Trust 2005-6F		5.2500	07/25/35	6,552
27,873	GSR Mortgage Loan Trust 2005-8F		6.0000	11/25/35	13,695
48,777	GSR Mortgage Loan Trust 2005-AR3(d)	US0001M + 0.440%	2.8840	05/25/35	40,752
14,632	GSR Mortgage Loan Trust 2005-AR3(d)	US0001M + 0.440%	2.8840	05/25/35	12,322
641,443	GSR Mortgage Loan Trust 2005-AR4(b)		3.1960	07/25/35	392,631
121,397	GSR Mortgage Loan Trust 2006-1F		6.0000	02/25/36	69,515
77,392	GSR Mortgage Loan Trust 2007-AR2(b)		2.9760	05/25/37	48,023
246,165	HarborView Mortgage Loan Trust Series 2003-1-A(b)		2.3900	05/19/33	208,228
55,056	HarborView Mortgage Loan Trust 2005-14(b)		3.5510	12/19/35	45,152
85,000	HomeBanc Mortgage Trust 2005-3(d)	US0001M + 0.765%	3.2090	07/25/35	83,357
213,203	HSI Asset Loan Obligation Trust 2007-1		6.5000	06/25/37	102,004
201,492	HSI Asset Loan Obligation Trust 2007-AR1(b)		3.9770	01/25/37	162,008
202,185	HSI Asset Loan Obligation Trust 2007-AR2(b)		3.3690	09/25/37	169,865
70,617	Impac CMB Trust Series 2003-2F(e)		6.5700	01/25/33	68,322
72,783	Impac CMB Trust Series 2003-4(e)		5.7290	07/25/33	69,058
25,140	Impac CMB Trust Series 2004-10(d)	US0001M + 1.500%	3.9440	03/25/35	22,637
39,407	Impac CMB Trust Series 2004-7(d)	US0001M + 1.800%	4.2440	11/25/34	38,244
158,933	Impac CMB Trust Series 2005-4(d)	US0001M + 0.750%	3.5690	05/25/35	138,467
217,781	Impac Secured Assets CMN Owner Trust		6.0000	08/25/33	197,849
94,310	Impac Secured Assets Trust Series 2006-1-2A1(d)	US0001M + 0.700%	3.1440	05/25/36	89,288
500,000	Imperial Fund Mortgage Trust(c),(e)		6.2500	08/25/67	465,377
2,500,000	Imperial Fund Mortgage Trust 2022-NQM4(c),(e)		5.0400	06/25/67	2,256,249
20,525	IndyMac INDX Mortgage Loan Trust 2004-AR11(b)		2.9740	12/25/34	18,921
291,467	IndyMac INDX Mortgage Loan Trust 2004-AR15(b)		2.8150	02/25/35	269,085
246,939	JP Morgan Alternative Loan Trust(a),(d)	US0001M + 7.150%	4.7060	12/25/35	40,578
1,013,714	JP Morgan Alternative Loan Trust(c)		6.0000	12/27/36	585,121
447,093	JP Morgan MBS Series 2006-R1(b),(c)		4.0200	09/28/44	358,841

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
19,967	JP Morgan Mortgage Trust 2004-A3(b)		3.1010	07/25/34	$17,677
27,579	JP Morgan Mortgage Trust 2004-S2		6.0000	11/25/34	25,671
33,400	JP Morgan Mortgage Trust 2005-A7(b)		3.0180	10/25/35	33,138
54,951	JP Morgan Mortgage Trust 2006-A2(b)		2.6780	11/25/33	50,721
17,875	JP Morgan Mortgage Trust 2006-A4(b)		3.2760	06/25/36	13,480
604,606	JP Morgan Mortgage Trust 2014-IVR3(b),(c)		2.3340	09/25/44	600,447
2,427,643	JP Morgan Mortgage Trust 2014-IVR3(b),(c)		2.3340	09/25/44	2,409,532
110,139	JP Morgan Mortgage Trust 2014-IVR6(b),(c)		2.3710	07/25/44	109,100
25,638	JP Morgan Mortgage Trust 2018-8 A-3(b),(c)		4.0000	01/25/49	24,107
38,557	JP Morgan Mortgage Trust 2020-LTV1(c),(d)	US0001M + 1.000%	3.2590	06/25/50	38,272
132,409	JP Morgan Tax-Emept Pass-Through Trust 2012-3(b),(c)		3.0000	10/27/42	126,391
505,734	JPMorgan Chase Bank NA - CHASE(d)	US0001M + 2.250%	4.6940	10/25/57	481,706
973,283	La Hipotecaria Panamanian Mortgage Trust 2021-1(c)		4.3500	06/13/51	994,695
374,866	Legacy Mortgage Asset Trust 2020-GS5(c),(e)		3.2500	06/25/60	370,353
170,884	Lehman Mortgage Trust 2006-2		5.7500	04/25/36	170,984
185,270	LSTAR Securities Investment Ltd. 2019-3(c),(d)	US0001M + 3.500%	5.8730	04/01/24	179,798
2,624,830	LSTAR Securities Investment Ltd. 2019-4(c),(d)	US0001M + 2.500%	5.8730	05/01/24	2,581,939
39,884	MASTR Adjustable Rate Mortgages Trust 2003-1(b)		2.6380	12/25/32	36,632
16,676	MASTR Adjustable Rate Mortgages Trust 2003-2(b)		3.0950	07/25/33	16,263
33,377	MASTR Adjustable Rate Mortgages Trust 2003-6(b)		2.1140	12/25/33	31,103
22,641	MASTR Adjustable Rate Mortgages Trust 2003-6(b)		3.1250	12/25/33	21,897
188,236	MASTR Adjustable Rate Mortgages Trust 2004-15(b)		1.9910	12/25/34	182,110
181,633	MASTR Alternative Loan Trust 2003-3(b)		6.1730	05/25/33	163,166
44,407	MASTR Alternative Loan Trust 2003-5		5.5000	06/25/33	41,981
57,428	MASTR Alternative Loan Trust 2003-7		6.5000	12/25/33	55,174
190,026	MASTR Alternative Loan Trust 2004-1		5.5000	02/25/34	178,493
72,142	MASTR Alternative Loan Trust 2004-3		6.2500	04/25/34	69,724
471,393	MASTR Alternative Loan Trust 2004-3		6.5000	04/25/34	444,079
29,895	MASTR Alternative Loan Trust 2004-4		5.5000	05/25/34	28,827
423,606	MASTR Alternative Loan Trust 2004-6		5.5000	07/25/34	398,124
82,473	MASTR Alternative Loan Trust 2004-6		6.0000	07/25/34	76,776
64,550	MASTR Alternative Loan Trust 2004-6		6.0000	07/25/34	60,711
876,572	MASTR Alternative Loan Trust 2004-6		6.2500	07/25/34	857,275
503,288	MASTR Alternative Loan Trust 2004-6		6.5000	07/25/34	506,790

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
60,852	MASTR Alternative Loan Trust 2004-7		6.0000	06/25/34	$57,299
1,158,646	MASTR Alternative Loan Trust 2004-7		6.0000	08/25/34	1,139,433
2,277	MASTR Alternative Loan Trust 2005-1		5.5000	01/25/23	1,987
300,341	MASTR Alternative Loan Trust 2005-2		5.0000	03/25/43	235,251
26,953	MASTR Alternative Loan Trust 2007-1(f)		0.0000	10/25/36	17,011
866,093	MASTR Alternative Loan Trust 2007-HF1(f)		0.0000	10/25/47	29,150
91,946	MASTR Asset Securitization Trust 2003-11-7A-5		5.2500	12/25/33	86,804
64,213	MASTR Asset Securitization Trust 2003-11		5.2500	12/25/33	62,244
47,724	MASTR Asset Securitization Trust 2003-11		5.5000	12/25/33	45,393
18,618	MASTR Asset Securitization Trust 2003-11		5.5000	12/25/33	16,646
89,407	MASTR Asset Securitization Trust 2003-12-1A1		5.2500	12/25/24	88,194
20,532	MASTR Asset Securitization Trust 2003-12		5.0000	12/25/33	19,388
50,412	MASTR Asset Securitization Trust 2003-12		5.0000	12/25/33	42,604
10,392	MASTR Asset Securitization Trust 2004-1		5.5000	02/25/34	9,811
3,177,014	MASTR Asset Securitization Trust 2004-9		6.0000	09/25/34	2,625,722
74,975	MASTR Asset Securitization Trust 2005-1		5.5000	05/25/35	61,240
20,077	MASTR Reperforming Loan Trust 2005-2(c)		8.0000	05/25/35	16,891
153,339	MASTR Reperforming Loan Trust 2006-2(b),(c)		3.3860	05/25/36	144,428
382,699	MASTR Seasoned Securitization Trust 2003-1		6.0000	02/25/33	358,782
64,484	MASTR Seasoned Securitization Trust 2004-1(b)		3.7370	10/25/32	59,672
32,960	MASTR Seasoned Securitization Trust 2005-1(b)		3.2170	10/25/32	28,779
880,000	Mello Mortgage Capital Acceptance 2018-MTG2(b),(c)		4.3500	10/25/48	787,278
251,892	Merrill Lynch Mortgage Investors Trust MLMI Series(b)		2.7170	05/25/33	232,541
37,850	Merrill Lynch Mortgage Investors Trust MLMI Series(b)		2.9690	05/25/33	34,744
35,868	Merrill Lynch Mortgage Investors Trust Series(b)		2.4640	09/25/33	34,187
48,877	Merrill Lynch Mortgage Investors Trust Series MLCC(b)		2.5510	09/25/37	39,449
1,000,000	MFA 2022-RPL1 Trust(b),(c)		3.3350	08/25/61	805,407
107,454	Morgan Stanley Dean Witter Capital I Inc Trust(b)		2.4260	03/25/33	98,062
26,587	Morgan Stanley Mortgage Loan Trust 2004-10AR(b)		3.0170	11/25/34	24,836
24,995	Morgan Stanley Mortgage Loan Trust 2004-2AR(b)		2.3520	02/25/34	24,257
29,605	Morgan Stanley Mortgage Loan Trust 2004-8AR(b)		1.5680	10/25/34	27,035
26,327	Morgan Stanley Mortgage Loan Trust 2004-8AR(b)		3.4870	10/25/34	23,402
73,983	Morgan Stanley Mortgage Loan Trust 2005-10		6.0000	12/25/35	33,146

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
23,785	Morgan Stanley Mortgage Loan Trust 2006-8AR(b)		3.6180	06/25/36	$22,714
3,573,187	Mortgage Equity Conversion Asset Trust 2007-FF2(c),(d)	H15T1Y + 0.470%	3.8200	02/25/42	3,278,491
161,042	MortgageIT Trust 2004-2(d)	US0001M + 3.225%	5.6690	12/25/34	158,966
311,416	MortgageIT Trust 2005-3(d)	US0001M + 0.795%	3.2390	08/25/35	296,305
206,941	MRFC Mortgage Pass-Through Trust Series 2000-TBC3(b),(c)		2.6070	12/15/30	184,742
572,100	National City Mortgage Capital Trust		6.0000	03/25/38	556,717
27,900	National City Mortgage Capital Trust		6.0000	03/25/38	27,158
392,501	New Residential Mortgage Loan Trust 2017-2(b),(c)		4.7500	03/25/57	341,984
99,285	New Residential Mortgage Loan Trust 2020-1(b),(c)		3.5000	10/25/59	95,539
720,000	New Residential Mortgage Loan Trust 2020-RPL1(b),(c)		3.8780	11/25/59	561,980
173,382	Nomura Asset Acceptance Corp Alternative Loan(c)		7.5000	03/25/34	156,916
92,016	Nomura Asset Acceptance Corp Alternative Loan(e)		5.9570	03/25/47	87,460
3,992,991	Ocwen Residential MBS Corporation(b),(c)		0.0000	09/25/38	389,317
706	PHH Mortgage Trust Series 2008-CIM1(d)	US0001M + 2.250%	4.6230	05/25/38	692
472,601	PHH Mortgage Trust Series 2008-CIM1		6.0000	05/25/38	456,728
440,194	PHHMC Series 2005-4 Trust(b)		5.9220	07/18/35	424,011
1,487,254	Point Securitization Trust 2021-A1(b),(c)		3.2280	02/25/52	1,419,960
398,449	Prime Mortgage Trust 2003-3		5.5000	01/25/34	379,253
1,798,886	Provident Funding Mortgage Trust 2021-2(b),(c)		2.5000	04/25/51	1,618,997
28,357	RAAC Series 2005-SP1 Trust		7.0000	09/25/34	27,314
223,485	Radnor RE 2019-1 Ltd.(c),(d)	US0001M + 1.950%	4.3940	02/25/29	221,743
113,597	RALI Series 2005-QA12 Trust(b)		3.7740	12/25/35	56,436
18,068	RALI Series 2005-QA4 Trust(b)		3.5710	04/25/35	17,187
11,122	RBSGC Mortgage Loan Trust 2007-B(b)		5.6210	07/25/35	10,383
366,890	RBSGC Structured Trust 2008-A(b),(c)		5.5000	11/25/35	319,507
109,354	Reperforming Loan REMIC Trust 2003-R4(b),(c)		4.3360	01/25/34	90,802
22,855	Reperforming Loan REMIC Trust 2004-R1(c)		6.5000	11/25/34	21,468
21,681	Reperforming Loan REMIC Trust 2005-R2(c)		8.5000	06/25/35	21,232
106,960	Reperforming Loan REMIC Trust 2006-R2(c),(d)	US0001M + 0.420%	2.8640	07/25/36	99,174
152,346	Resecuritization Pass-Through Trust 2005-8R		6.0000	10/25/34	146,574
4,000	Residential Asset Securitization Trust 2002-A12		5.7500	11/25/32	3,998
155,000	Residential Asset Securitization Trust 2003-A10		5.2000	09/25/33	145,976
1,586,994	Residential Asset Securitization Trust 2003-A9(d)	US0001M + 0.550%	2.9940	08/25/33	1,547,832
89,803	RESIMAC Bastille Trust Series 2019-1NC(c),(d)	US0001M + 0.930%	3.3060	09/05/57	90,251

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
250,000	RMF Buyout Issuance Trust(b),(c)		4.5000	04/25/32	$226,816
1,006,924	RMF Proprietary Issuance Trust(b),(c)		2.1250	09/25/61	814,446
1,000,000	RMF Proprietary Issuance Trust 2022-1 M1(b),(c)		3.0000	01/25/62	841,223
1,000,000	RMF Proprietary Issuance Trust 2022-2 M3(b),(c)		3.7500	06/25/62	644,158
1,414	Ryland Mortgage Securities Corporation(b)		0.3550	04/29/30	262
829,424	Saluda Grade Alternative Mortgage Trust 2020-FIG1(c)		3.3210	09/25/50	819,710
47,061	Seasoned Credit Risk Transfer Trust Series 2017-3(f)		0.0000	07/25/56	10,429
860,000	Seasoned Credit Risk Transfer Trust Series 2019-1(b)		4.7500	07/25/58	799,957
3,400,000	Seasoned Credit Risk Transfer Trust Series 2020-2(b)		4.2500	11/25/59	3,132,922
41,375	Sequoia Mortgage Trust 2004-10(d)	US0001M + 0.620%	2.9880	11/20/34	38,151
81,624	Sequoia Mortgage Trust 2005-2(d)	US0001M + 0.440%	2.8080	03/20/35	71,549
420,952	Sequoia Mortgage Trust 2005-3(d)	US0001M + 0.555%	2.9230	05/20/35	320,018
323,787	Sequoia Mortgage Trust 2007-2(d)	US0001M + 0.600%	2.9680	06/20/36	243,900
183,281	Sequoia Mortgage Trust 2007-4(d)	US0001M + 0.780%	3.1480	01/20/36	143,704
939,197	Sequoia Mortgage Trust 2013-10(b),(c)		3.5320	08/25/43	903,416
39,651	Sequoia Mortgage Trust 2013-8(b)		3.4850	06/25/43	30,784
301,117	Sequoia Mortgage Trust 2014-4(b),(c)		3.5000	11/25/44	279,772
82,975	Sequoia Mortgage Trust 2017-1(b),(c)		3.6100	02/25/47	61,880
84,850	Shellpoint Co-Originator Trust 2017-1(b),(c)		3.6020	04/25/47	61,234
434,926	Sofi Mortgage Trust 2016-1(b),(c)		3.0890	11/25/46	310,271
100,000	Spruce Hill Mortgage Loan Trust 2020-SH1(b),(c)		4.6760	01/28/50	89,469
62,182	Structured Adjustable Rate Mortgage Loan Trust(b)		3.0040	03/25/34	57,466
74,386	Structured Adjustable Rate Mortgage Loan Trust(b)		3.1500	12/25/34	67,678
101,702	Structured Adjustable Rate Mortgage Loan Trust(b)		2.7660	03/25/35	86,389
375,679	Structured Adjustable Rate Mortgage Loan Trust(b)		3.5760	07/25/35	248,442
7,858	Structured Adjustable Rate Mortgage Loan Trust(d)	US0001M + 0.380%	2.8240	09/25/36	7,064
33,810	Structured Asset Sec Corp Mort Passthr Certs Ser(b)		3.3300	01/25/34	32,963
72,388	Structured Asset Securities Corp Mortgage(b)		3.5600	11/25/30	38,120
7,004	Structured Asset Securities Corporation(d)	US0001M + 0.780%	3.1530	12/25/33	6,378
120,961	Structured Asset Securities Corporation(e)		5.1300	02/25/34	115,935
15,545	Structured Asset Securities Corporation(e)		5.1330	02/25/34	14,905
88,573	Structured Asset Securities Corporation(c),(d)	US0001M + 0.350%	2.7940	04/25/35	82,882
125,818	Structured Asset Securities Corporation(b),(c)		3.4210	06/25/35	109,520
230,000	Towd Point Mortgage Trust(b),(c)		3.3330	10/25/53	202,962

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.8% (Continued)
100,000	Verus Securitization Trust 2020-INV1(b),(c)		6.0000	03/25/60	$98,516
593,000	Verus Securitization Trust 2020-INV1(b),(c)		5.5000	04/25/60	585,972
493,157	Verus Securitization Trust 2022-7(b),(c)		5.3500	07/25/67	486,301
538,000	Vista Point Securitization Trust 2020-1(b),(c)		4.1510	03/25/65	525,035
100,000	Vista Point Securitization Trust 2020-2(b),(c)		4.9000	04/25/65	91,295
239,010	Wachovia Mortgage Loan Trust, LLC 2006-A(b)		2.7350	05/20/36	226,444
62,975	WaMu Mortgage Pass-Through Certificates 2002-AR14(b)		2.6720	11/25/32	58,170
54,364	WaMu Mortgage Pass-Through Certificates 2002-AR17(d)	12MTA + 1.200%	2.0590	11/25/42	47,301
51,624	WaMu Mortgage Pass-Through Certificates 2002-AR18(b)		2.5940	01/25/33	50,729
27,562	WaMu Mortgage Pass-Through Certificates 2002-AR2-A(d)	COF 11 + 1.250%	1.9120	02/27/34	24,435
19,827	WaMu Mortgage Pass-Through Certificates 2003-AR9(b)		2.5370	09/25/33	18,182
38,396	WaMu Mortgage Pass-Through Certificates 2003-S3		5.5000	06/25/33	36,732
528,268	WaMu Mortgage Pass-Through Certificates 2003-S4(b)		5.6520	06/25/33	495,666
52,792	WaMu Mortgage Pass-Through Certificates 2003-S5		5.5000	06/25/33	50,276
88,341	WaMu Mortgage Pass-Through Certificates 2004-S3		6.0000	07/25/34	84,975
48,860	WaMu Mortgage Pass-Through Certificates 2005-AR1(d)	US0001M + 0.640%	3.0840	01/25/45	46,275
46,756	WaMu Mortgage Pass-Through Certificates 2006-AR2(b)		3.0890	03/25/36	44,653
132,875	WaMu Mortgage Pass-Through Certificates 2006-AR8(b)		3.6860	08/25/46	97,002
170,919	Washington Mutual MSC Mortgage Pass-Through 2003-MS7		5.5000	03/25/33	164,472
77,794	Washington Mutual MSC Mortgage Pass-Through 2003-MS9		7.5000	04/25/33	74,439
13,825	Washington Mutual MSC Mortgage Pass-Through 2005-RA1(b),(c)		2.9250	01/25/35	11,240
88,394	Wells Fargo Mortgage Backed Securities 2007-7		6.0000	06/25/37	74,968
75,088	Wells Fargo Mortgage Backed Securities 2019-4(b),(c)		3.0000	09/25/49	67,018
231,672	WinWater Mortgage Loan Trust 2015-1(b),(c)		3.8770	01/20/45	214,836
					115,995,846
	CREDIT CARD — 0.2%
750,000	Mercury Financial Credit Card Master Trust 2021-1A B(c)		2.3300	03/20/26	710,260

	HOME EQUITY — 2.4%
68,106	ABFC 2004-OPT2 Trust(d)	US0001M + 0.560%	3.0040	10/25/33	64,980
183,017	AFC Trust Series 1999-3(d)	US0001M + 0.980%	3.4240	09/28/29	129,240
75,597	American Residential Home Equity Loan Trust 1998-1(d)	US0001M + 2.175%	4.6190	05/25/29	80,908
40,506	Ameriquest Mortgage Securities, Inc.(e)		3.9070	05/25/34	40,070

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9% (Continued)
	HOME EQUITY — 2.4% (Continued)
580,102	Bayview Financial Asset Trust 2007-SSR1(c),(d)	US0001M + 0.450%	2.8940	03/25/37	$564,629
1,612,342	Bayview Financial Mortgage Pass-Through Trust(c),(d)	US0001M + 1.500%	3.9930	02/28/40	1,329,732
63,397	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 2.100%	3.8440	06/25/34	59,702
434,748	Bear Stearns Asset Backed Securities Trust 2004-1(d)	US0001M + 0.975%	3.0940	06/25/34	436,249
178,335	Bear Stearns Home Loan Owner Trust 2001-A(e)		10.5000	02/15/31	183,594
279,451	CHEC Loan Trust 2004-1(c),(d)	US0001M + 0.975%	3.4190	07/25/34	273,439
29,267	Citigroup Global Markets Mortgage Securities VII,(d)	US0001M + 1.350%	3.7940	01/25/32	28,003
159,155	Delta Funding Home Equity Loan Trust 1999-2(d)	US0001M + 0.320%	3.0310	08/15/30	150,375
151,747	Delta Funding Home Equity Loan Trust 1999-3(e)		8.0610	09/15/29	141,116
375,787	Delta Funding Home Equity Loan Trust 2000-1(e)		8.0900	05/15/30	319,436
255,180	EMC Mortgage Loan Trust 2001-A(c),(d)	US0001M + 1.050%	3.4940	05/25/40	240,135
172,753	Financial Asset Securities Corp AAA Trust 2005-1(c),(d)	US0001M + 0.410%	2.9030	02/27/35	157,665
59,786	First Alliance Mortgage Loan Trust 1999-1(e)		7.1800	06/20/30	59,407
95,958	GE Capital Mortgage Services Inc 1999-HE1 Trust(b)		6.7000	04/25/29	90,557
1,167,465	Mastr Asset Backed Securities Trust 2004-FRE1(d)	US0001M + 2.700%	5.1440	07/25/34	1,132,697
265,460	Mastr Asset Backed Securities Trust 2005-NC1(d)	US0001M + 0.750%	3.1940	12/25/34	258,371
317,716	Morgan Stanley A.B.S Capital I Inc Trust Series(d)	US0001M + 3.900%	6.3440	03/25/33	289,989
104,990	Nomura Home Equity Loan Inc. 2006-HE2(d)	US0001M + 0.495%	2.9390	03/25/36	92,391
342,152	NovaStar Mortgage Funding Trust Series 2003-4(d)	US0001M + 0.740%	3.1840	02/25/34	332,746
47,554	RAAC Series 2004-SP1 Trust(d)	US0001M + 0.700%	3.1440	03/25/34	44,789
216,355	RBSSP Resecuritization Trust 2010-4(c),(e)		5.8250	02/26/36	209,660
567,175	Renaissance Home Equity Loan Trust 2002-3(d)	US0001M + 1.500%	3.9440	12/25/32	522,903
128,342	Renaissance Home Equity Loan Trust 2002-3(d)	US0001M + 2.550%	4.9940	12/25/32	119,686
30,680	Saxon Asset Securities Trust 2001-2(e)		7.1700	03/25/29	31,208
35,445	Saxon Asset Securities Trust 2003-3(d)	US0001M + 2.400%	3.5850	12/25/33	32,601
246,414	Saxon Asset Securities Trust 2003-3(e)		4.2290	12/25/33	224,920
425,313	Security National Mortgage Loan Trust 2005-2(b),(c)		6.2130	02/25/36	398,898
80,275	Soundview Home Loan Trust 2006-OPT4(d)	US0001M + 0.300%	2.7440	06/25/36	78,941
213,328	Southern Pacific Secured Asset Corporation		7.3200	05/25/27	214,370
					8,333,407
	MANUFACTURED HOUSING — 1.0%
1,000,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/01/44	965,962
314,338	Conseco Finance Corporation(b)		7.8500	11/15/26	313,974

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9% (Continued)
	MANUFACTURED HOUSING — 1.0% (Continued)
2,500,000	Towd Point Mortgage Trust 2019-MH1(b),(c)		3.7500	11/25/58	$2,298,861
					3,578,797
	NON AGENCY CMBS — 17.2%
723,000	Arbor Multifamily Mortgage Securities Trust(c)		1.7500	05/15/53	489,847
1,000,000	Arbor Multifamily Mortgage Securities Trust(c)		1.7500	05/15/53	644,886
41,082	Bayview Commercial Asset Trust 2004-3(c),(d)	US0001M + 0.630%	3.0740	01/25/35	39,008
38,944	Bayview Commercial Asset Trust 2005-2(c),(d)	US0001M + 0.645%	3.0890	08/25/35	33,724
60,261	Bayview Commercial Asset Trust 2005-2(c),(d)	US0001M + 1.725%	4.1690	08/25/35	56,258
207,907	Bayview Commercial Asset Trust 2005-3(c),(d)	US0001M + 0.480%	2.9240	11/25/35	185,892
31,217	Bayview Commercial Asset Trust 2005-4(c),(d)	US0001M + 0.675%	3.1190	01/25/36	27,394
449,892	Bayview Commercial Asset Trust 2007-3(c),(d)	US0001M + 0.340%	2.7840	07/25/37	403,798
589,771	Bayview Commercial Asset Trust 2007-3(c),(d)	US0001M + 0.370%	2.8140	07/25/37	525,101
1,112,123	Bayview Commercial Asset Trust 2007-3(c),(d)	US0001M + 0.500%	2.9440	07/25/37	987,569
2,762,011	Bayview Commercial Asset Trust 2008-2(c),(d)	US0001M + 2.500%	4.9440	04/25/38	2,711,631
604,674	BBCMS MORTGAGE TRUST 2017-C1		3.1890	02/15/50	603,784
555,000	BMD2 Re-Remic Trust 2019-FRR1(b),(c)		3.4920	05/25/52	488,104
1,000,000	Capital Funding Mortgage Trust 2021-15(c),(d)	US0001M + 3.150%	5.5200	03/15/24	990,907
2,943,481	CBA Commercial Small Balance Commercial Mortgage(c),(e)		6.2600	07/25/39	2,513,897
72,000	CD 2017-CD3 Mortgage Trust(c)		3.2500	02/10/50	49,643
385,453	CFCRE Commercial Mortgage Trust 2011-C2(b),(c)		5.2490	12/15/47	378,900
1,990,236	CG-CCRE Commercial Mortgage Trust 2014-FL1(c),(d)	US0001M + 1.150%	3.5410	06/15/31	1,950,487
1,505,219	CG-CCRE Commercial Mortgage Trust 2014-FL2(c),(d)	US0001M + 1.854%	4.2450	11/15/31	1,427,856
100,000	Citigroup Commercial Mortgage Trust 2016-C2		3.1760	08/10/49	90,854
515,990	CNL Commercial Mortgage Loan Trust 2003-1(c),(d)	US0001M + 0.500%	1.8240	05/15/31	499,676
85,263	COMM 2012-LC4 Mortgage Trust(b)		4.9340	12/10/44	85,119
100,000	COMM 2013-CCRE12 Mortgage Trust(b)		4.7620	10/10/46	95,533
1,350,000	Csail 2015-C2 Commercial Mortgage Trust(b)		4.3170	06/15/57	1,209,132
265,000	CSAIL 2018-C14 Commercial Mortgage Trust(b),(c)		5.0870	11/15/51	218,931
470,000	CSAIL 2019-C16 Commercial Mortgage Trust(b)		4.2370	06/15/52	393,429
950,000	CSMC 2014-USA OA, LLC(c)		4.3730	09/15/37	803,716
1,702,000	GS Mortgage Securities Trust 2014-GC18(b)		4.8850	01/10/47	1,564,848
26,000	GS Mortgage Securities Trust 2014-GC20(b)		5.1680	04/10/47	23,428
1,000,000	GS Mortgage Securities Trust 2016-GS4(b)		4.0800	11/10/49	888,988
1,300,000	Harvest Commercial Capital Loan Trust 2019-1(b),(c)		5.7300	11/25/31	1,165,063

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9% (Continued)
	NON AGENCY CMBS — 17.2% (Continued)
700,000	HMH Trust 2017-NSS(c)		3.0620	07/05/31	$658,256
2,366,000	Hudsons Bay Simon JV Trust 2015-HBS(c)		3.9140	08/05/34	2,134,793
237,981	Hudsons Bay Simon JV Trust 2015-HBFL AFL(c),(d)	US0001M + 1.830%	4.2060	08/05/34	209,018
90,020	Impac CMB Trust Series 2004-8(d)	US0001M + 2.625%	5.0690	08/25/34	83,026
339,015	JP Morgan Chase Commercial Mortgage Securities(c),(d)	US0001M + 3.750%	6.1410	05/15/28	313,420
3,096,966	JP Morgan Chase Commercial Mortgage Securities(c)		3.9100	05/05/30	2,508,543
193,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.7090	02/15/46	71,296
500,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		3.2500	04/15/46	338,014
9,353	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.6040	07/15/46	9,321
658,949	JP Morgan Chase Commercial Mortgage Securities(b)		6.0140	06/15/49	171,244
339,000	JPMBB Commercial Mortgage Securities Trust 2015-C29(b)		4.3230	05/15/48	308,985
40,718	LSTAR Commercial Mortgage Trust 2015-3(b),(c)		3.2950	04/20/48	39,716
4,000,000	LSTAR Commercial Mortgage Trust 2015-3(b),(c)		3.2950	04/20/48	3,612,971
1,500,000	LSTAR Commercial Mortgage Trust 2017-5(b),(c)		4.8300	03/10/50	1,251,815
5,815,000	Morgan Stanley Bank of America Merrill Lynch Trust(b)		4.4950	08/15/46	5,603,127
420,000	Morgan Stanley Capital I Trust 2014-150E(c)		4.0120	09/09/32	399,630
347,000	Morgan Stanley Capital I Trust 2014-150E(b),(c)		4.4380	09/09/32	309,211
200,000	Morgan Stanley Capital I Trust 2015-MS1(b),(c)		4.1580	05/15/48	169,795
72,000	Morgan Stanley Capital I Trust 2018-L1(b)		4.8800	10/15/51	65,271
242,836	Multi Security Asset Trust, L.P. Commercial(b),(c)		4.7800	11/28/35	195,812
370,000	Olympic Tower 2017-OT Mortgage Trust(b),(c)		4.0770	05/10/39	275,309
500,000	Ready Capital Mortgage Trust 2019-5(b),(c)		5.4690	02/25/52	431,160
2,000,000	ReadyCap Commercial Mortgage Trust 2015-SBC2(b),(c)		5.0850	06/25/55	1,891,990
7,630,000	ReadyCap Commercial Mortgage Trust 2018-4(b),(c)		5.2190	02/27/51	6,846,399
482,500	SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1(b),(c)		3.8720	01/05/43	373,286
332,000	UBS Commercial Mortgage Trust 2017-C2(b)		3.9930	08/15/50	296,022
274,500	UBS-BAMLL Trust(c)		3.6630	06/10/30	274,214
3,137,194	UBS-Barclays Commercial Mortgage Trust 2012-C2(c)		4.1790	05/10/63	3,133,377
981,000	UBS-Barclays Commercial Mortgage Trust 2012-C2(b),(c)		4.7990	05/10/63	839,603
171,000	UBS-Barclays Commercial Mortgage Trust 2012-C4(b),(c)		4.6830	12/10/45	163,681
639,842	UBS-Barclays Commercial Mortgage Trust 2013-C5(b),(c)		4.2010	03/10/46	557,480
323,848	Velocity Commercial Capital Loan Trust 2017-2(b),(c)		6.4200	11/25/47	298,272
526,709	Velocity Commercial Capital Loan Trust 2018-1(c)		7.2600	04/25/48	451,799

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9% (Continued)
	NON AGENCY CMBS — 17.2% (Continued)
293,884	Velocity Commercial Capital Loan Trust 2018-2(b),(c)		4.0500	10/26/48	$281,172
505,546	Velocity Commercial Capital Loan Trust 2018-2(b),(c)		6.3600	10/26/48	471,936
103,133	Velocity Commercial Capital Loan Trust 2020-1(b),(c)		2.9800	02/25/50	91,321
1,476,373	Velocity Commercial Capital Loan Trust 2022-2(b),(c)		5.4100	04/25/52	1,436,775
1,474,064	Velocity Commercial Capital Loan Trust 2022-3(b),(c)		6.1300	06/25/52	1,451,418
1,767,676	Wachovia Bank Commercial Mortgage Trust Series(a),(b),(c)		0.8480	07/15/41	3,727
256,000	Wells Fargo Commercial Mortgage Trust 2013-LC12(b)		4.4330	07/15/46	241,373
93,178	WFRBS Commercial Mortgage Trust 2011-C4(b),(c)		4.9870	06/15/44	91,155
178,204	WFRBS Commercial Mortgage Trust 2012-C7(b)		4.7490	06/15/45	177,770
100,000	WFRBS Commercial Mortgage Trust 2014-C24(b)		4.2040	11/15/47	92,800
460,148	WFRBS Commercial Mortgage Trust 2014-C25(b),(c)		3.8030	11/15/47	387,640
					60,560,346
	OTHER ABS — 2.6%
700,820	321 Henderson Receivables I, LLC Series 2004-A A1(c),(d)	US0001M + 0.350%	2.7410	09/15/45	690,533
169,429	AASET 2020-1 Trust(c)		3.3510	01/16/40	140,280
2,000,000	AM Capital Funding, LLC(c)		4.9800	12/15/23	1,982,211
400,312	Bayview Commercial Asset Trust 2007-4(c),(d)	US0001M + 0.450%	2.8940	09/25/37	356,256
15,781,681	Corevest American Finance 2019-3 Trust(a),(b),(c)		2.2190	10/15/52	695,057
1,000,000	CoreVest American Finance 2021-2 Trust(c)		2.8310	07/15/54	748,525
1,000,000	Goldman Home Improvement Trust 2022-GRN1 Issuer(c)		7.3000	06/25/52	972,103
2,449,656	Goodgreen 2021-1 Trust(c)		5.7400	10/15/56	2,200,943
86,317	HERO Funding Trust 2015-2(c)		3.9900	09/20/40	83,930
350,002	Longtrain Leasing III, LLC 2015-1A Class A2(c)		4.0600	01/15/45	327,857
100,000	Progress Residential 2021-SFR3(c)		3.4360	05/17/26	88,227
1,010,000	Tricon American Homes 2017-SFR2 Trust(c)		5.1040	01/17/36	1,001,561
					9,287,483
	RESIDENTIAL MORTGAGE — 2.5%
380,693	Amresco Residential Securities Corp Mort Loan(d)	US0001M + 0.470%	3.3840	06/25/29	348,191
1,510,326	Belvedere SPV Srl(d)	EUR006M + 3.250%	3.4750	12/31/38	1,402,316
1,797	Carrington Mortgage Loan Trust Series 2006-NC2(d)	US0001M + 0.150%	2.7440	06/25/36	1,797
8,844	Chase Funding Trust Series 2002-4(d)	US0001M + 0.740%	3.1840	10/25/32	8,526
71,701	Chase Funding Trust Series 2004-1(e)		3.9850	11/25/33	67,356
75,256	Countrywide Asset-Backed Certificates(c),(d)	US0001M + 4.500%	6.9440	11/25/32	75,506
1,000,000	Credit-Based Asset Servicing and Securitization,(d)	US0001M + 3.375%	5.8190	06/25/32	992,241

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 74.9% (Continued)
	RESIDENTIAL MORTGAGE — 2.5% (Continued)
92,241	Credit-Based Asset Servicing and Securitization,(d)	US0001M + 2.775%	3.3670	03/25/34	$95,227
1,148,860	Credit-Based Asset Servicing and Securitization,(e)		6.7800	05/25/35	1,050,885
241,208	CWABS Asset-Backed Certificates Trust 2007-13(d)	US0001M + 0.900%	3.3440	10/25/47	227,283
136,135	Equity One Mortgage Pass-Through Trust 2002-3(b)		6.0390	11/25/32	132,660
93,001	Fannie Mae Grantor Trust 2002-T10(d)	US0001M + 0.240%	2.6840	06/25/32	90,640
362,293	First Franklin Mortgage Loan Trust 2002-FF1(d)	US0001M + 1.800%	4.2440	04/25/32	340,386
83,999	GE-WMC Asset-Backed Pass-Through Certificates(d)	US0001M + 0.660%	3.1040	12/25/35	69,718
55,484	GSAMP Trust 2002-WF(d)	US0001M + 1.100%	3.4680	10/20/32	54,797
217,393	Interstar Millennium Series 2004-4E Trust(d)	EUR003M + 0.400%	0.7210	11/14/36	203,200
731,402	Legacy Mortgage Asset Trust 2019-SL2(b),(c)		3.3750	02/25/59	692,040
80,463	Long Beach Mortgage Loan Trust 2003-2(d)	US0001M + 2.850%	5.2940	06/25/33	80,786
77,528	Mastr Specialized Loan Trust(c),(d)	US0001M + 1.125%	3.5690	11/25/35	74,001
585,000	Mill City Mortgage Trust 2015-2(b),(c)		3.6450	09/25/57	550,632
463,676	RAAC Series 2005-SP2 Trust(d)	US0001M + 0.600%	3.0440	06/25/44	379,593
617,881	RAAC Series 2007-RP3 Trust(c),(d)	US0001M + 0.380%	3.2040	10/25/46	586,760
527,273	Structured Asset Investment Loan Trust 2003-BC9(d)	US0001M + 3.150%	5.5940	08/25/33	507,643
930,000	Towd Point Mortgage Trust Series 2015-1 A5(b),(c)		3.3330	10/25/53	909,199
					8,941,383
	STUDENT LOANS — 0.5%
46,499	AccessLex Institute(d)	US0003M + 0.700%	3.4830	01/25/43	42,622
1,015,000	EdLinc Student Loan Funding Trust 2012-1(c),(d)	US0001M + 4.240%	6.6840	11/26/40	1,240,991
121,085	L2L Education Loan Trust 2006-1(c),(d)	US0001M + 0.340%	2.7310	06/15/31	116,922
39,860	National Collegiate Trust 2005-GATE (The)(c),(d)	US0001M + 0.450%	2.8770	04/26/23	36,171
16,287	SLM Student Loan Trust 2005-5(d)	US0003M + 0.250%	3.0330	10/25/40	13,241
31,539	SLM Student Loan Trust 2005-8(d)	US0003M + 0.310%	3.0930	01/25/55	28,954
314,761	Student Loan A.B.S Repackaging Trust Series 2007-1(c),(d)	US0003M + 0.215%	3.2580	11/27/30	304,274
					1,783,175
	WHOLE BUSINESS — 0.3%
146,411	Business Loan Express Business Loan Trust 2007-A(c),(d)	US0001M + 0.400%	2.7680	10/20/40	135,417
73,408	Business Loan Express SBA Loan Trust 2006-1(c),(d)	US0001M + 0.950%	3.3180	10/20/38	68,100
773,887	ReadyCap Lending Small Business Loan Trust 2019-2(c),(d)	PRIME - 0.500%	5.0000	12/27/44	737,409
					940,926
	TOTAL ASSET BACKED SECURITIES (Cost $274,129,881)				264,278,793

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
1,070,597	Freddie Mac REMICS(a) (Cost $135,760)		4.0000	08/25/49	$176,775

	CORPORATE BONDS — 11.6%
	ASSET MANAGEMENT — 0.2%
70,000	Morgan Stanley & Company, LLC(d)	5*(USISDA30*USISDA02)	0.0050	01/21/26	58,625
274,000	Nomura America Finance, LLC(d)	4*(USISDA30-USISDA02)	0.0000	12/31/33	179,470
65,000	Nomura America Finance, LLC(d)	4*(USISDA30-USISDA02)	0.0000	02/28/34	39,991
890,000	Nomura America Finance, LLC(d)	4*(USISDA30-USISDA02-0.25%)	0.0000	07/29/34	570,712
					848,798
	BANKING — 3.6%
190,000	Bank of Nova Scotia (The)(d)	4*(USISDA30-USISDA02)	0.0000	06/27/33	122,075
120,000	Bank of Nova Scotia (The)(d)	4*(USISDA30-USISDA02)-1%	0.0000	01/30/34	76,950
100,000	Bank of Nova Scotia (The)(d)	4*(CMS30-CMS02-0.50%)	0.0000	08/28/34	63,750
75,000	Barclays Bank plc(b)		0.0000	01/23/26	67,291
525,000	Barclays Bank plc(d)	4.250*(USISDA30-USISDA02)	0.0000	09/13/28	406,875
50,000	Barclays Bank plc(d)	4*(USISDA30-USISDA02)	3.2760	10/18/28	38,625
75,000	Barclays Bank plc(d)	4*(CMS10-CMS2-0.25%)	0.0000	08/15/33	49,125
58,000	Barclays Bank plc(d)	4*(USISDA30-USISDA02-0.5%)	0.0000	04/25/34	36,975
70,000	Barclays Bank plc(d)	8*(USISDA30-USISDA5-0.25%)	0.0000	07/31/34	45,850
177,000	BNP Paribas S.A.(d)	4*(CMS30-CMS5)	0.0000	04/30/33	113,723
430,000	Citigroup, Inc.(d)	4*([30YR CMS-5YR CMS]-.0.25%)	0.0000	06/11/33	271,975
1,037,000	Citigroup, Inc.(d)	4.5*(USISDA30-USISDA05)	0.0000	11/26/33	674,050
507,000	Citigroup, Inc.(d)	4*(USISDA30-USISDA02) - 1.000%	0.0000	12/29/34	325,748
55,000	Citigroup, Inc.(d)	20*(USISDA30-USISDA02-0.875%)	0.0000	08/31/35	34,100
627,000	Credit Suisse A.G.(d)	10*(USISDA30-USISDA02)	0.0000	09/30/30	458,494
300,000	Credit Suisse A.G.(d)	7.5*(USISDA30-USISDA02)	0.0000	09/30/30	213,750
220,000	Credit Suisse A.G.(d)	10*(USISDA30-USISDA02)	0.0000	01/29/31	167,200
766,000	Credit Suisse A.G.(d)	12*(USISDA30-USISDA02)	0.0000	04/29/31	582,160
1,024,000	Credit Suisse A.G.(d)	15*(USISDA30-USISDA02)	8.0000	10/31/31	768,000
120,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA05-0.550%)	1.9400	01/31/33	74,700
245,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA02-0.40%)	0.0000	06/30/34	153,125

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.6% (Continued)
	BANKING — 3.6%(Continued)
1,257,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA02-0.500%)	0.0000	08/28/34	$791,910
4,009,000	Deutsche Bank A.G.(d)	4.5*(USISDA30-USISDA02 - 0.25%)	0.0000	10/31/34	2,565,759
961,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA02- 0.25%)	0.0000	11/26/34	595,820
738,000	Deutsche Bank A.G.(d)	10*(USISDA30-USISDA02) - 8.750%	0.0000	03/27/35	456,638
75,000	Deutsche Bank A.G.(d)	15*(USISDA30-USISDA02- 0.875%)	0.0000	12/23/35	46,875
100,000	HSBC USA, Inc.(d)	6.250*(USISDA30-USISDA05)	0.0000	05/21/29	77,500
200,000	Lloyds Bank plc(d)	(USISDA30-USISDA05+0.500%)- 0.500%	0.0000	01/31/33	128,500
136,000	Lloyds Bank plc(d)	4*(USISDA30-USISDA02-0.25%)	0.0000	10/25/33	87,720
655,000	Lloyds Bank plc(d)	4*(USISDA30-USISDA02)- 1.400%	0.0000	11/27/33	411,870
282,000	Natixis US Medium-Term Note Program, LLC(d)	4*(USISDA30-USISDA02)	0.0000	04/30/34	186,825
1,414,000	Natixis US Medium-Term Note Program, LLC(d)	7.5*(USISDA30-USISDA5-0.25%)	0.0000	07/31/34	922,634
618,000	Natixis US Medium-Term Note Program, LLC(d)	8*(USISDA30-USISDA02)-	0.0000	03/31/36	424,875
125,000	NatWest Markets plc(d)	4*(30YR CMS-2YR CMS-.25%)	0.0000	08/18/31	81,875
100,000	NatWest Markets plc(d)	4*(USISDA30-USISDA02- 0.50%)	0.0000	08/26/31	64,750
202,000	SG Structured Products, Inc.(b)		1.0000	03/31/26	183,063
185,000	SG Structured Products, Inc.(d)	4*(USISDA30-USISDA02- 0.50%)	0.0000	07/29/31	121,638
744,000	Societe Generale S.A.(d)	10*(USISDA30-USISDA02)	2.4900	10/29/32	543,120
203,000	Societe Generale S.A.(d)	50*(USISDA30-USISDA02)	12.5000	01/31/35	179,655
135,000	STRATS, LLC(d)	US0006M + 1.000%	4.4890	02/15/34	105,003
					12,720,571
	INSTITUTIONAL FINANCIAL SERVICES — 4.0%
41,000	Citigroup Global Markets Holdings, Inc.(d)	8*(USISDA30-USISDA02)	2.1040	04/25/32	25,397
35,000	Citigroup Global Markets Holdings, Inc.(b)		1.7850	11/22/32	29,575
200,000	Citigroup Global Markets Holdings, Inc.(b)		10.0000	03/29/34	174,000
60,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISDA30-USISDA02)	10.0000	03/29/34	51,750
50,000	Citigroup Global Markets Holdings, Inc.(d)	5*(USISDA30-USISDA02)- 1.250%	0.0000	12/14/36	33,750
365,000	Goldman Sachs Group, Inc. (The)(d)	5*(USISDA30-USISDA05)	0.0000	03/19/29	276,031
97,000	Jefferies Group, LLC / Jefferies Group Capital(d)	7.5*(USISDA30-USISDA02)	0.0000	05/31/34	64,020
30,000	Jefferies Group, LLC / Jefferies Group Capital(d)	10*(USISDA10-USISDA02)	0.0000	06/30/37	18,750

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.0% (Continued)
1,168,000	Jefferies Group, LLC / Jefferies Group Capital(d)	9*(USISDA30-USISDA02)	0.0000	07/31/37	$794,240
446,000	Jefferies Group, LLC / Jefferies Group Capital(d)	9*(USISDA10-USISDA02)	0.0000	08/31/37	272,060
150,000	Jefferies Group, LLC / Jefferies Group Capital(d)	10*(USISDA10-USISDA02)	0.0000	08/31/37	93,750
248,000	Jefferies Group, LLC / Jefferies Group Capital(d)	10*(USISDA10-USISDA02)	0.0000	09/30/37	151,280
240,000	Jefferies Group, LLC / Jefferies Group Capital(d)	10*(USISDA10-USISDA02)	0.0000	10/31/37	182,400
110,000	Jefferies Group, LLC / Jefferies Group Capital(d)	8*(USISDA30-USISDA02)	0.0000	01/31/38	75,350
762,000	Jefferies Group, LLC / Jefferies Group Capital(d)	7.5*(USISDA30-USISDA02)+0.750%	3.7230	02/28/38	499,110
280,000	Jefferies Group, LLC / Jefferies Group Capital(d)	US0003M + 4.000%	5.0000	03/20/40	273,889
115,000	Morgan Stanley(b)		8.0000	03/21/27	102,350
56,000	Morgan Stanley(d)	4*(USISDA30-USISDA05)	0.0000	06/28/28	42,840
1,015,000	Morgan Stanley(d)	8*(USISDA30-USISDA05)	0.0000	09/27/28	770,131
753,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0600	10/15/28	578,869
100,000	Morgan Stanley(b)		6.0000	06/29/29	95,000
3,588,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	6.1100	04/30/30	2,708,940
1,388,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	6.1100	05/29/30	1,041,000
403,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	0.0000	06/30/30	298,220
182,000	Morgan Stanley(d)	8*(USISDA30-USISDA02)	0.1600	07/31/30	132,860
290,000	Morgan Stanley(d)	8.5*(USISDA30-USISDA02)	0.0000	08/19/30	210,975
216,000	Morgan Stanley(d)	8*(USISDA30-USISDA02)	0.0000	08/31/30	157,680
285,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	0.0000	09/30/30	210,900
171,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0000	10/30/30	112,410
151,000	Morgan Stanley(d)	7*(USISDA30-USISDA02)	2.3590	10/30/30	109,475
50,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	0.0000	11/30/30	34,750
20,000	Morgan Stanley(b)		0.0000	03/31/31	17,400
167,000	Morgan Stanley(b)		9.0000	03/31/31	149,465
89,000	Morgan Stanley(b)		8.5000	05/31/31	77,430
100,000	Morgan Stanley(b)		9.0000	06/30/31	89,000
114,000	Morgan Stanley(b)		8.5000	07/29/31	99,180
228,200	Morgan Stanley(d)	7*(USISDA30-USISDA02)	1.0850	09/16/31	162,022
117,000	Morgan Stanley(d)	6*(USISDA30-USISDA02)	0.0000	01/30/34	79,560
209,000	Morgan Stanley(d)	4*(USISDA30-USISDA02)	0.0000	03/31/34	134,805
287,000	Morgan Stanley(d)	4*(USISDA30-USISDA02)	0.0000	05/30/34	185,115
220,000	Morgan Stanley(d)	4*(USISDA30-USISDA02)	0.0000	07/31/34	139,700

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.0% (Continued)
121,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	1.6850	08/29/34	$79,255
120,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	1.6850	09/30/34	78,600
238,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	2.8700	10/08/34	155,890
233,000	Morgan Stanley(d)	7*(USISDA30-USISDA02)	0.0000	10/31/34	159,605
30,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	3.8650	11/28/34	19,650
230,000	Morgan Stanley(d)	4.5*(USISDA30-USISDA02)	0.0000	12/31/34	150,650
304,000	Morgan Stanley(d)	8*(USISDA30-USISDA02)	0.0000	01/30/35	212,800
473,000	Morgan Stanley(d)	4*(USISDA30-USISDA02)	0.0000	02/27/35	305,085
438,000	Morgan Stanley(d)	6*(USISDA30-USISDA02)	0.0000	03/31/35	294,008
532,000	Morgan Stanley(d)	9*(USISDA30-USISDA02)	9.0000	04/30/35	473,480
73,000	Morgan Stanley(b)		9.0000	05/29/35	64,605
120,000	Morgan Stanley(b)		9.0000	06/30/35	106,200
268,000	Morgan Stanley(b)		9.0000	07/31/35	237,180
79,000	Morgan Stanley(b)		9.0000	09/30/35	69,915
109,000	Morgan Stanley(b)		9.0000	11/30/35	96,465
134,000	Morgan Stanley(d)	9*(USISDA30-USISDA02)	9.0000	12/23/35	119,260
816,000	Morgan Stanley(d)	10*(USISDA30-USISDA02)	0.0000	02/29/36	591,600
					13,969,677
	LEISURE FACILITIES & SERVICES — 0.2%
654,050	Times Square Hotel Trust(c)		8.5280	08/01/26	666,609

	SPECIALTY FINANCE — 3.6%
186,551	Fort Knox Military Housing Privatization Project(d)	US0001M + 0.340%	2.7310	02/15/52	134,119
498,000	Morgan Stanley Finance, LLC(d)	15*(USISDA30-USISDA02)	10.0000	04/30/33	375,990
541,000	Morgan Stanley Finance, LLC(d)	10*(USISDA30-USISDA02)	0.0000	06/30/36	394,930
215,000	Morgan Stanley Finance, LLC(d)	15*(USISDA30-USISDA02)	0.0000	07/29/36	168,775
3,474,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	08/31/36	2,779,200
788,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	09/30/36	677,680
4,218,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	11/29/36	3,374,401
1,269,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	01/31/37	1,015,200
361,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	04/28/37	288,800
267,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	07/31/37	213,600

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.6% (Continued)
	SPECIALTY FINANCE — 3.6% (Continued)
158,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	09/29/37	$126,400
2,014,000	Morgan Stanley Finance, LLC(d)	10*(USISDA30-USISDA02)	7.8200	09/29/37	1,409,800
1,000,000	OWS Cre Funding I, LLC(c),(d)	US0001M + 4.900%	7.2730	09/15/23	1,001,481
269,099	Preferred Term Securities IV Ltd. / Preferred Term(c),(d)	US0003M + 2.250%	4.3130	12/23/31	265,399
81,734	Preferred Term Securities X Ltd. / Preferred Term(c),(d)	US0003M + 0.860%	3.0570	07/03/33	76,262
634,876	Select Notes Trust LT 2003-1		5.9100	02/22/33	572,194
					12,874,231

	TOTAL CORPORATE BONDS (Cost $51,965,407)				41,079,886

	NON U.S. GOVERNMENT & AGENCIES — 0.3%
	SOVEREIGN — 0.1%
200,000	Argentina Bonar Bonds(e)		0.5000	07/09/30	42,001
24,086	Argentine Republic Government International Bond		1.0000	07/09/29	5,639
1,185,000	Argentine Republic Government International Bond(e)		1.5000	07/09/35	268,086
					315,726
	SUPRANATIONAL — 0.2%
964,000	International Bank for Reconstruction &(b)		0.0000	06/30/34	650,700

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,416,195)				966,426

	U.S. GOVERNMENT & AGENCIES — 2.9%
	AGENCY MBS OTHER — 0.0%(g)
37,491	Fannie Mae Pool 257064		4.5000	11/01/37	37,175
107,891	Ginnie Mae II Pool BU6365(b)		4.6270	04/20/70	107,546
					144,721
	U.S. TREASURY BILLS — 2.9%
10,000,000	United States Treasury Bill		2.5102	10/27/22	9,960,256

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $10,110,423)				10,104,977

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Fair Value
TOTAL INVESTMENTS – 89.8% (Cost $337,757,666)	$316,606,857
OTHER ASSETS IN EXCESS OF LIABILITIES- 10.2%	36,017,978
NET ASSETS - 100.0%	$352,624,835

CREDIT DEFAULT SWAP AGREEMENTS
Description	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Appreciation
Morgan Stanley 3.75% 2/25/23	GS	1.00%	6/20/2025	$20,000,000	(134,620)	(220,390)	$85,770

INTEREST RATE SWAPS
Description	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value		Unrealized Appreciation
1 Year SOFR Compound Index	GS	0.9975%	1/25/2024	100,000,00	4,962,291		3,606,891

LLC - Limited Liability Company

LTD - Limited Company

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

S/A - Société Anonyme

GS       Goldman Sachs

12MTA Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

COF 11 Cost of Funds for the 11th District of San Francisco

EUR003M Euribor 3 Month ACT/360

EUR006M Euribor 6 Month ACT/360

H15T1Y US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFR30A United States 30 Day Average SOFR Secured Overnight Financing Rate

US0001M ICE LIBOR USD 1 Month

US0003M ICE LIBOR USD 3 Month

US0006M ICE LIBOR USD 6 Month

USISDA02 2 Year USD ICE SWAP RATE

USISDA05 5 Year USD ICE SWAP RATE

USISDA10 10 Year USD ICE SWAP RATE

USISDA30 30 Year USD ICE SWAP RATE

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

(a)	Interest only securities.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2022 the total market value of 144A securities is 188,695,381 Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets or 53.5% of net assets.

(d)	Variable rate security; the rate shown represents the rate on August 31, 2022

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at August 31, 2022.

(f)	Zero coupon bond.

(g)	Percentage rounds to less than 0.1%.

(h)	Rate disclosed is the seven day effective yield as of August 31, 2022.

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.5%
	ALTERNATIVE - 3.5%
1,021	AlphaClone Alternative Alpha ETF(a)	$63,404
12	First Trust Managed Futures Strategy Fund	600
12,356	iMGP DBi Managed Futures Strategy ETF	396,504
4,991	IQ Merger Arbitrage ETF(a)	158,614
13,378	ProShares Merger ETF	536,617
		1,155,739
	COMMODITY - 0.5%
6	Invesco DB Agriculture Fund(a)	124
247	KraneShares Global Carbon Strategy ETF	10,811
805	ProShares UltraShort Bloomberg Crude Oil(a)	19,763
36	ProShares UltraShort Bloomberg Natural Gas(a)	383
2,516	United States Commodity Index Fund(a)	139,009
		170,090
	EQUITY - 29.1%
369	AdvisorShares Dorsey Wright ADR ETF	18,310
4,695	AdvisorShares Pure Cannabis ETF	26,574
370	AdvisorShares STAR Global Buy-Write ETF	12,975
1,649	Alerian MLP ETF	65,185
265	Cambria Cannabis ETF	2,077
183	Capital Link Global Green Energy Transport and Technology Leaders ETF	6,000
905	Columbia India Consumer ETF	48,544
1,401	Consumer Discretionary Select Sector SPDR Fund	217,870
1,115	Core Alternative ETF	34,866
1	Direxion NASDAQ-100 Equal Weighted Index Shares	67
465	Energy Select Sector SPDR Fund	37,433
123	ETFMG Alternative Harvest ETF	723
221	ETFMG Travel Tech ETF(a)	3,980
2,928	First Trust DJ Global Select Dividend Index Fund	61,898
98	First Trust Dow Jones Internet Index Fund(a)	13,621
3,067	First Trust Financial AlphaDEX Fund	125,072
124	First Trust Global Wind Energy ETF	2,215
2,147	First Trust MultiCap Growth AlphaDEX Fund	211,608
2,642	First Trust Small Cap Growth AlphaDEX Fund	157,437
3,303	FlexShares Morningstar Emerging Markets Factor	160,279

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.5% (Continued)
	EQUITY - 29.1% (Continued)
2,049	Global SuperDividend US ETF	$40,878
289	Global X MSCI Argentina ETF	8,627
85	Global X MSCI China Consumer Discretionary ETF	1,808
1,854	Global X MSCI Nigeria ETF	15,574
713	Global X MSCI Norway ETF	19,401
2,073	Global X SuperDividend ETF	18,450
470	Global X Uranium ETF	10,970
1,557	Goldman Sachs Hedge Industry VIP ETF(a)	117,510
133	Invesco DWA Consumer Cyclicals Momentum ETF	8,719
407	Invesco DWA Financial Momentum ETF	16,924
183	Invesco DWA SmallCap Momentum ETF	13,961
751	Invesco FTSE RAFI Canadian Fundamental Index	19,241
31,172	Invesco FTSE RAFI Emerging Markets ETF	565,771
927	Invesco KBW Bank ETF	50,466
195	Invesco KBW High Dividend Yield Financial ETF	3,352
164	Invesco KBW Property & Casualty ETF	12,548
211	Invesco S&P 500 BuyWrite ETF	4,302
5,833	Invesco S&P 500 Downside Hedge ETF	202,405
2,013	Invesco S&P 500 Pure Value ETF	155,806
9,370	Invesco S&P SmallCap Energy ETF	92,669
50	Invesco S&P SmallCap Financials ETF	2,518
152	Invesco S&P SmallCap Health Care ETF(a)	21,417
737	Invesco S&P SmallCap Information Technology ETF(a)	90,319
10	Invesco S&P SmallCap Utilities & Communication Services ETF	581
84	Invesco Solar ETF(a)	7,084
193	Invesco Water Resources ETF	9,588
867	IQ US Real Estate Small Cap ETF	18,864
2,050	iShares Biotechnology ETF	248,993
330	iShares China Large-Cap ETF	9,969
228	iShares Core S&P/TSX Capped Composite Index ETF	5,359
652	iShares Dow Jones Asia Pacific Select Dividend 50 UCIT ETF	15,910
21	iShares Edge MSCI Europe Momentum Factor UCITS ETF, EUR ACC Class(a)	175
160	iShares EURO STOXX Mid UCITS ETF	9,245
58	iShares Expanded Tech-Software Sector ETF	16,314

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.5% (Continued)
	EQUITY - 29.1% (Continued)
1	iShares Exponential Technologies ETF	$49
117	iShares Global Clean Energy ETF	2,595
235	iShares Global Materials ETF	17,301
921	iShares Latin America 40 ETF	22,390
1,255	iShares Micro-Cap ETF	144,099
31	iShares Mortgage Real Estate ETF	881
162	iShares MSCI All Country Asia ex Japan ETF	10,848
991	iShares MSCI Australia ETF	21,713
654	iShares MSCI Brazil ETF	19,960
2,374	iShares MSCI China Small-Cap ETF	81,842
106	iShares MSCI EAFE ETF	6,540
1,928	iShares MSCI Emerging Markets Small-Cap ETF	96,111
4,627	iShares MSCI Frontier and Select EM ETF	126,132
50	iShares MSCI Germany Small-Cap ETF	2,599
522	iShares MSCI Global Multifactor ETF	16,712
35	iShares MSCI Hong Kong ETF	715
72	iShares MSCI India ETF(a)	3,097
2,908	iShares MSCI India Small-Cap ETF	157,468
535	iShares MSCI Indonesia ETF	12,712
1,796	iShares MSCI Japan ETF	96,248
575	iShares MSCI Japan Small-Cap ETF	35,811
1	iShares MSCI Mexico ETF	44
527	iShares MSCI Philippines ETF	13,802
961	iShares MSCI Saudi Arabia ETF	42,611
13	iShares MSCI South Korea ETF	753
595	iShares MSCI Taiwan ETF	29,887
428	iShares MSCI Thailand ETF	29,896
1,977	iShares MSCI UAE ETF	32,265
23	iShares MSCI United Kingdom ETF	665
2,370	iShares MSCI United Kingdom Small-Cap ETF	72,048
2,997	iShares MSCI USA Momentum Factor ETF	421,258
1,356	iShares Russell 1000 Value ETF	203,346
1,064	iShares Russell 2000 ETF	195,244
539	iShares Russell 2000 Growth ETF	122,693

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.5% (Continued)
	EQUITY - 29.1% (Continued)
6,468	iShares Russell 2000 Value ETF	$935,789
436	iShares Russell Mid-Cap Growth ETF	37,492
5,374	iShares Russell Mid-Cap Value ETF	574,533
516	iShares S&P Mid-Cap 400 Growth ETF	35,800
1,203	iShares S&P/TSX Global Gold Index ETF	12,878
5,008	iShares S&P/TSX SmallCap Index ETF	67,794
656	iShares STOXX Europe 600 Banks UCITS ETF	8,118
159	iShares STOXX Europe 600 Basic Resources UCITS ETF	9,239
466	iShares STOXX Europe 600 Insurance UCITS ETF	13,576
3,684	iShares STOXX Europe 600 Travel & Leisure UCITS	63,341
51	iShares U.S. Financial Services ETF	8,012
56	iShares US Financials ETF	4,127
250	iShares US Infrastructure ETF	9,143
9	iShares US Pharmaceuticals ETF	1,585
3,274	KraneShares CSI China Internet ETF (a)	98,024
624	Materials Select Sector SPDR Fund	47,056
606	ProShares UltraPro Short QQQ(a)	27,506
885	SPDR FactSet Innovative Technology ETF	99,311
21	SPDR S&P 1500 Value Tilt ETF	2,932
2,434	SPDR S&P Emerging Asia Pacific ETF	244,787
343	SPDR S&P Insurance ETF	13,065
665	SPDR S&P Metals & Mining ETF	32,671
717	SPDR S&P Oil & Gas Exploration & Production ETF	103,786
361	SPDR S&P Regional Banking ETF	22,595
1,024	SPDR S&P Retail ETF	64,942
2,529	VanEck Africa Index ETF	42,089
2,930	VanEck Brazil Small-Cap ETF	46,909
3,148	VanEck ChiNext ETF	107,958
660	VanEck Egypt Index ETF	12,314
408	VanEck Israel ETF	16,879
46	VanEck Mortgage REIT Income ETF	667
6,095	VanEck Russia ETF	2,255
1,504	VanEck Russia Small-Cap ETF	932
48	VanEck Semiconductor ETF	10,299

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.5% (Continued)
	EQUITY - 29.1% (Continued)
2,664	VanEck Vietnam ETF	$40,839
5,348	Vanguard Extended Market ETF	757,971
68	Vanguard FTSE Canadian High Dividend Yield Index	2,168
4,750	Vanguard FTSE Emerging Markets ETF	195,368
406	Vanguard Real Estate ETF	37,762
1,501	Vanguard Total World Stock ETF	131,488
3,020	VictoryShares US EQ Income Enhanced Volatility Weighted ETF	199,984
32	Wedbush ETFMG Video Game Tech ETF	1,888
979	WisdomTree Europe SmallCap Dividend Fund	51,701
100	WisdomTree International SmallCap Dividend Fund	5,829
1,642	WisdomTree Japan Hedged SmallCap Equity Fund	73,177
9,280	Xtrackers Harvest CSI 300 China A-Shares ETF	277,101
64	Xtrackers Harvest CSI 500 China A-Shares ETF	2,068
1,820	Xtrackers MSCI All China Equity ETF	55,503
		9,694,038
	FIXED INCOME - 42.9%
4,064	BlackRock Ultra Short-Term Bond ETF	203,647
35,265	CI Canadian Convertible Bond ETF	261,783
91	First Trust Emerging Markets Local Currency Bond ETF	2,371
24,737	First Trust Low Duration Opportunities ETF	1,195,044
577	First Trust Municipal High Income ETF	27,684
14,132	First Trust Preferred Securities and Income ETF	249,147
37,828	First Trust Senior Loan ETF	1,719,661
116	Global X SuperIncome Preferred ETF	1,195
25,274	High Yield ETF	687,453
3,239	Highland/iBoxx Senior Loan ETF	48,520
202	Invesco Financial Preferred ETF	3,139
55,090	Invesco Global Short Term High Yield Bond ETF	1,059,932
74	Invesco Senior Loan ETF	1,552
964	Invesco Variable Rate Preferred ETF	22,018
35,000	iShares 0-3 Month Treasury Bond ETF	3,507,000
4,638	iShares 0-5 Year TIPS Bond ETF	465,423
657	iShares 7-10 Year Treasury Bond ETF	66,318
4,096	iShares Agency Bond ETF	447,324

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.5% (Continued)
	FIXED INCOME - 42.9% (Continued)
18,569	iShares Barclays USD Asia High Yield Bond Index ETF	$121,070
609	iShares Floating Rate Bond ETF	30,663
2,442	iShares iBoxx $ High Yield Corporate Bond ETF	182,002
1,473	iShares J.P. Morgan EM High Yield Bond ETF	50,760
317	iShares JP Morgan EM Corporate Bond ETF	13,767
2,740	iShares JP Morgan USD Emerging Markets Bond ETF	233,722
16	iShares National Muni Bond ETF	1,692
241	iShares Preferred & Income Securities ETF	8,023
5,264	PIMCO Short Term Municipal Bond Active ETF	260,884
8,173	ProShares Short 20+ Year Treasury(a)	167,301
10,599	SPDR Blackstone Senior Loan ETF	453,955
58,544	SPDR Blbg Investment Grade Floating Rate ETF	1,780,323
6,052	SPDR Bloomberg Convertible Securities ETF	411,657
2,780	SPDR Bloomberg Euro High Yield Bond UCITS ETF	135,431
35	SPDR Bloomberg High Yield Bond ETF	3,216
1,039	SPDR Doubleline Total Return Tactical ETF	43,732
16	SPDR Nuveen Bloomberg High Yield Municipal Bond	822
2,313	VanEck Emerging Markets High Yield Bond ETF	40,940
85	VanEck Fallen Angel High Yield Bond ETF	2,341
265	VanEck J. P. Morgan EM Local Currency Bond ETF	6,384
4,417	Vanguard Long-Term Treasury ETF	302,565
382	Vanguard Total International Bond ETF	18,794
65	WisdomTree Emerging Markets Local Debt Fund	1,686
3,016	WisdomTree Interest Rate Hedged High Yield Bond	61,617
		14,302,558
	MIXED ALLOCATION - 1.0%
574	First Trust Dorsey Wright Dynamic Focus 5 ETF	20,417
2,442	Gadsden Dynamic Multi-Asset ETF	77,064
8,489	SPDR SSgA Multi-Asset Real Return ETF	241,426
		338,907
	SPECIALTY - 0.5%
1,388	Invesco DB US Dollar Index Bullish Fund(a)	40,405
4,965	WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	142,992
		183,397

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 77.5% (Continued)
	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,145,077)	$25,844,729

	EXCHANGE-TRADED NOTES — 0.0%(b)
	SPECIALTY - 0.0%(b)
399	iPath Series B S&P 500 VIX Short-Term Futures ETN(a) (Cost $8,535)	7,677

	OPEN END FUNDS — 13.4%
	ALTERNATIVE - 6.7%
5,945	AQR Managed Futures Strategy Fund, Class I	57,610
88,200	Easterly Hedged Equity Fund, Class R6(c)	917,284
80,579	Kellner Merger Fund, Institutional Class	859,780
23,522	Merger Fund (The), Class V	409,042
		2,243,716
	FIXED INCOME - 6.7%
23,567	American Beacon Sound Point Floating Rate Income, Class Y	200,317
198,598	Easterly Income Opportunities Fund, Class R6(c)	2,037,616
		2,237,933

	TOTAL OPEN END FUNDS (Cost $4,746,370)	4,481,649

	TOTAL INVESTMENTS – 90.9% (Cost $32,899,982)	$30,334,055
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.1%	3,034,759
	NET ASSETS - 100.0%	$33,368,814

EASTERLY TOTAL HEDGE PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Mexican Peso	09/22/2022	Brown Brothers Harriman	144,704	$7,155	$(18)
				$7,155	$(18)

To Sell:
Australian Dollar	09/22/2022	Brown Brothers Harriman	94,216	$64,487	$710
British Pound	09/22/2022	Brown Brothers Harriman	304,357	353,638	12,774
Canadian Dollar	09/22/2022	Brown Brothers Harriman	542,363	412,867	6,558
Euro	09/22/2022	Brown Brothers Harriman	604,156	607,648	7,771
Japanese Yen	09/22/2022	Brown Brothers Harriman	20,001,391	144,217	3,820
Swiss Franc	09/22/2022	Brown Brothers Harriman	2,653	2,718	70
				$1,585,575	$31,703

Total					$31,685

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Affiliated Issuer.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

TOTAL RETURN SWAP - (0.1) %
Notional Amount	Description and Payment Frequency	Shares	Counterparty	Maturity Date	Pay/Receive Fixed Rate	Variable Rate	Unrealized Appreciation/ (Depreciation)
598,198	Monthly - S&P 500 Equal Weighted Index	101	Goldman Sachs	5/22/2023	Pay	2.2900	$—
							$—

TOTAL RETURN SWAP - 0.6%	Unrealized Appreciation/ (Depreciation)
The Deutsche Bank Total Return Swap with a payment frequency of maturity, provides exposure to the daily, total returns of the Easterly Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 58,245 and requires the fund to pay interest at the rate of 0.38% on the Notional Value outstanding. The Easterly Index features a basket of commodity trading advisor (“CTA”) programs selected by Easterly Funds, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The Easterly Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, Easterly Funds, LLC can modify the Easterly Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the Easterly Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on August 2, 2018, and expires on July 30, 2024. (Notional Value $6,487,613)	$201,996
$201,996
TOTAL RETURN SWAP - 0.0%
The Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy with a quarterly payment frequency, is designed to extract dislocated call premiums from S&P 500 constituents; the strategy sells call options on a daily basis across top 100 constituents of the SPX where the term structure is most inverted. The stocks are picked with constraints on leverage, beta towards SPX and tracking error. The strategy also purchases an ATM call option on SPX to mitigate market risk . The number of shares is 4,963 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on August 1, 2022 and expires on February 8, 2023. (Notional Value $594,163)	$9,133
$9,133
TOTAL RETURN SWAP - 0.1%
The Goldman Sachs i-Select III Series 88 Excess Return Strategy (“GS i-Select”) with a quarterly payment frequency, is a synthetic rules-based proprietary strategy created by Goldman Sachs International as strategy sponsor. The GS i-Select Index includes strategies of the GS Risk Premia Universe that were selected by Easterly . The GS i-Select Index is actively managed by Easterly . The Index features 15 Portfolio Constituents that Easterly Funds, LLC determines the daily waiting of each constituent within the GS i-Select Index. The GS i-Select Index is comprised a diversified collection of strategy and style types, including equity, interest rates, FX, commodities, and credit based strategies such as imbalance, volatility carry, carry, momentum, low beta, and quality. According to the terms of the GS i-Select Index, Easterly Funds, LLC can modify the GS i-Select Index as frequently as daily, by adjusting the notional value of the GS i-Select Index, or by adding, deleting, or re-weighting the constituent Indexes in the GS i-Select Index.The number of shares is 18,117 and requires the fund to pay interest at the rate of 0.25% on the Notional Value outstanding. The swap became effective on August 4, 2022 and expires on February 8, 2023. (Notional Value $1,831,833)	$27,901
$27,901
TOTAL RETURN SWAP - 0.0%
The Goldman Sachs Systematic Skew US Series 1D Total Return Strategy with a quarterly payment frequency, is designed to capture the spot-volatility covariance risk premium in equity markets, while minimizing exposure to volatility risk. The strategy sells 3m 15d puts and buys 3m 40d calls (delta and gamma hedged) that target a constant exposure to skew, with performance driven by Vanna. The strategy also buys 5d tail puts for added risk management. The number of shares is 3,896 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on August 1, 2022 and expires on February 8, 2023. (Notional Value $632,928)	$10,091
$10,091

TOTAL RETURN SWAP - 0.0%
The Goldman Sachs Credit Volatility Carry Y Series Excess Return Strategy (“GS Credit Vol Carry”) with a quarterly payment frequency, is designed to harvest the volatility risk premium in credit markets via the HYG ETF. The strategy sells 3x levered ATM calls and puts on the HYG ETF and also buys back 3x levered 5 and 10 delta puts. The delta is hedged intraday every 30 minutes. The swap became effective on June 24, 2022, and has a maturity date of March 23, 2023. The number of shares is 3,069. (Notional Value $365,223)	$4,879
$4,879
TOTAL RETURN SWAP - 0.1%
The Goldman Sachs Volatility Carry US Series 107 Excess Return Strategy (“GS Eq Intra-Weekly Vol Carry”) with a quarterly payment frequency, is designed to benefit from the fact that on average, equity implied volatility tends to trade at a premium to subsequent realized volatility as investors demand a risk premium for selling optionality and being short volatility, especially on the short-dated low-delta options. The strategy sells ultra-short dated put options (~2 days maturity) low delta (5 delta) that are priced relatively rich due to excess demand for these options. Options are delta-hedged intraday in order to single out the volatility premium opportunity. The swap became effective on June 24, 2022, and has a maturity date of March 23, 2023. The number of shares is 5,100. (Notional Value $509,323)	$5,559
$5,559
TOTAL RETURN SWAP - 0.0%
The Goldman Sachs Volatility Carry US Series 97 Excess Return Strategy (“GS Eq Weekly Vol Carry”) with a quarterly payment frequency, is designed to benefit from the fact that on average, equity implied volatility tends to trade at a premium to subsequent realized volatility as investors demand a risk premium for selling optionality and being short volatility, especially on the short-dated low-delta options. The strategy sells short dated put options (~1 week maturity) low delta (5 delta) that are priced relatively rich due to excess demand for these options. Options are delta-hedged intraday in order to single out the volatility premium opportunity. The swap became effective on June 24, 2022, and has a maturity date of March 23, 2023. The number of shares is 3,320. (Notional Value $395,991)	$3,354
$3,354

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Easterly Deutsche Bank Swap Top 50 Holdings

FUTURES CONTRACTS*

Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at August 31, 2022	Value and Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap Unrealized Gain/Loss
3	10 year Italian Bond	9/8/2022	329,948	$(9,612)	(4.76)%
3	E-Mini S&P 500	9/16/2022	619,509	(1,142)	(0.57)%
3	Mini Japanese Goverment Bond Future	9/9/2022	288,906	(276)	(0.14)%
				(11,030)

Number of Contracts	Open Short Future Contracts	Expiration	Notional Value at August 31, 2022	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap Unrealized Gain
(1)	3 month Euro (EURIBOR)	6/19/2023	298,799	1,231	0.61%
(1)	3 month Euro (EURIBOR)	12/18/2023	227,652	688	0.34%
(1)	3 Month SONIA Index Futures	6/20/2023	293,968	989	0.49%
(1)	3 Month SONIA Index Futures	3/19/2024	259,616	650	0.32%
(1)	3 Month SONIA Index Futures	9/19/2023	252,577	600	0.30%
(1)	3 Month SONIA Index Futures	9/17/2024	223,767	241	0.12%
(1)	3 Month SONIA Index Futures	3/18/2025	221,259	198	0.10%
(2)	5 year US Treasury Notes	12/30/2022	220,783	338	0.17%
(0)	10 year Japanese Government Bond	9/12/2022	332,001	(442)	(0.22)%
(7)	AUD/USD	9/19/2022	505,632	15,908	7.88%
(5)	EUR/USD	9/19/2022	593,871	28,997	14.36%
(3)	Euro-BOBL	9/8/2022	315,536	3,895	1.93%
(2)	Euro-BUND	9/8/2022	269,214	4,193	2.08%
(2)	Eurodollar	9/18/2023	396,420	1,157	0.57%
(3)	JPY/USD	9/19/2022	263,884	6,992	3.46%
(2)	Long Gilt Future	12/28/2022	207,906	4,145	2.05%
(2)	SOFR 3month Futures	6/20/2023	430,783	700	0.35%
(1)	SOFR 3month Futures	9/19/2023	330,466	604	0.30%
(1)	SOFR 3month Futures	12/19/2023	303,895	604	0.30%
(1)	SOFR 3month Futures	6/18/2024	331,138	616	0.30%
(1)	SOFR 3month Futures	12/17/2024	251,318	220	0.11%
(1)	SOFR 3month Futures	12/16/2025	246,083	207	0.10%
(1)	Three Month Canadian Bankers Acceptance Future	3/13/2023	220,009	332	0.16%
				73,063

	TOTAL FUTURES CONTRACTS			$62,033

FORWARD CURRENCY CONTRACTS +*

Units to Receive/ Deliver		In Exchange For		Counterparty	Settlement Date	US Dollar Value	Unrealized Appreciation / (Depreciation)	Percentage of Total Return Swap Unrealized Gain/Loss
To Buy:
3,965,264	HKD	508,351	USD	Deutsche Bank	9/1/2022	508,440	89	0.04%
212,394	USD	309,369	AUD	Deutsche Bank	9/1/2022	309,380	11	0.01%
3,017,349,669	IDO	205,192	USD	Deutsche Bank	9/2/2022	207,636	2,444	1.21%
515,188	USD	447,989	EUR	Deutsche Bank	9/19/2022	447,989	—	0.00%
3,259,311	CNH	484,353	USD	Deutsche Bank	9/23/2022	496,277	11,924	5.90%
2,873,451	CNH	413,446	USD	Deutsche Bank	9/26/2022	417,316	3,869	1.92%
28,062,168	JPY	215,863	USD	Deutsche Bank	12/16/2022	216,419	556	0.28%
1,536,517	CNH	223,722	USD	Deutsche Bank	12/30/2022	224,603	881	0.44%
927,167,271	KRO	707,171	USD	Deutsche Bank	12/30/2022	719,620	12,449	6.16%
3,828,688	HKD	491,437	USD	Deutsche Bank	5/2/2023	491,662	225	0.11%
15,375,302	HKD	1,965,749	USD	Deutsche Bank	7/10/2023	1,961,857	(3,892)	(1.93)%
15,358,396	HKD	1,965,749	USD	Deutsche Bank	8/2/2023	1,963,152	(2,597)	(1.29)%
7,896,005	HKD	1,011,064	USD	Deutsche Bank	8/16/2023	1,010,708	(356)	(0.18)%
							25,602
To Sell:
16,469,350	INO	(179,826)	USD	Deutsche Bank	9/1/2022	203,340	691	0.34%
365,513	USD	(187,325)	EUR	Deutsche Bank	9/1/2022	366,125	(42)	(0.02)%
303,319	SGO	(401,372)	USD	Deutsche Bank	9/22/2022	219,905	(2,833)	(1.40)%
15,368,820	HKD	(334,931)	USD	Deutsche Bank	9/30/2022	1,963,351	(1)	(0.00)%
419,294,322	KRO	(364,820)	USD	Deutsche Bank	10/20/2022	314,750	(1,169)	(0.58)%
14,929,577	HKD	(359,658)	USD	Deutsche Bank	11/7/2022	1,899,160	(64)	(0.03)%
6,584,854	HKD	(1,798,290)	USD	Deutsche Bank	12/6/2022	841,273	303	0.15%
3,834,153	HKD	(1,798,290)	USD	Deutsche Bank	1/11/2023	491,443	—	0.00%
924,580,748	KRO	(989,045)	USD	Deutsche Bank	4/4/2023	707,181	(12,159)	(6.02)%
7,350,416	HKD	(809,224)	USD	Deutsche Bank	5/31/2023	939,665	—	0.00%
3,967,755	HKD	(189,110)	USD	Deutsche Bank	6/2/2023	508,359	—	0.00%
							(15,273)

	TOTAL FORWARD CURRENCY CONTRACTS

All Other Investments							129,634
Total Unrealized Appreciation of Swap							$201,996

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

Currency Abbreviations:

AUD - Australian Dollar

CNH - Chinese Yuan Renminbi

EUR - Euro

HKD - Hong Kong Dollar

IDO - Indonesian Rupiah

JPY - Japanese Yen

KRO - South Korean Won

USD - U.S. Dollar

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy Top 50 Holdings

PURCHASED CALL OPTIONS

Number of Contracts	Open Purchased Call Options	Counterparty	Notional Value at August 31, 2022	Expiration	Exercise Price	Fair Value
2	S&P 500 Index	Goldman Sachs	9,347	9/16/2022	$3,870	$310
2	S&P 500 Index	Goldman Sachs	9,605	9/16/2022	$3,920	237
3	S&P 500 Index	Goldman Sachs	9,937	9/16/2022	$3,875	321
3	S&P 500 Index	Goldman Sachs	9,993	9/16/2022	$3,955	194
3	S&P 500 Index	Goldman Sachs	10,231	9/16/2022	$3,840	396
3	S&P 500 Index	Goldman Sachs	11,388	9/16/2022	$3,790	554
3	S&P 500 Index	Goldman Sachs	12,505	9/16/2022	$4,015	149
4	S&P 500 Index	Goldman Sachs	14,176	9/16/2022	$3,980	227
4	S&P 500 Index	Goldman Sachs	14,468	9/16/2022	$3,935	323
4	S&P 500 Index	Goldman Sachs	15,026	9/16/2022	$4,040	141
4	S&P 500 Index	Goldman Sachs	15,367	9/16/2022	$4,065	111
4	S&P 500 Index	Goldman Sachs	15,862	9/16/2022	$4,085	92
4	S&P 500 Index	Goldman Sachs	16,387	9/16/2022	$4,035	161
4	S&P 500 Index	Goldman Sachs	16,617	9/16/2022	$3,810	740
4	S&P 500 Index	Goldman Sachs	17,514	9/16/2022	$3,925	418
5	S&P 500 Index	Goldman Sachs	18,326	9/16/2022	$4,105	83
5	S&P 500 Index	Goldman Sachs	19,385	9/16/2022	$3,990	287
5	S&P 500 Index	Goldman Sachs	19,645	9/16/2022	$4,160	43
5	S&P 500 Index	Goldman Sachs	19,686	9/16/2022	$4,140	57
5	S&P 500 Index	Goldman Sachs	20,604	9/16/2022	$4,155	48
5	S&P 500 Index	Goldman Sachs	20,944	9/16/2022	$4,165	43
6	S&P 500 Index	Goldman Sachs	22,326	9/16/2022	$3,825	928
6	S&P 500 Index	Goldman Sachs	22,874	9/16/2022	$4,220	21
6	S&P 500 Index	Goldman Sachs	23,301	9/16/2022	$3,975	389
6	S&P 500 Index	Goldman Sachs	23,680	9/16/2022	$4,215	23
6	S&P 500 Index	Goldman Sachs	24,691	9/16/2022	$4,205	28
6	S&P 500 Index	Goldman Sachs	24,947	9/16/2022	$4,150	63
6	S&P 500 Index	Goldman Sachs	25,120	9/16/2022	$4,305	6
7	S&P 500 Index	Goldman Sachs	25,883	9/16/2022	$4,310	6
7	S&P 500 Index	Goldman Sachs	26,875	9/16/2022	$3,850	990
7	S&P 500 Index	Goldman Sachs	26,877	9/16/2022	$4,280	10
7	S&P 500 Index	Goldman Sachs	26,905	9/16/2022	$4,235	19
7	S&P 500 Index	Goldman Sachs	27,930	9/16/2022	$4,135	86
10	S&P 500 Index	Goldman Sachs	39,731	9/16/2022	$4,130	131
15	S&P 500 Index	Goldman Sachs	58,278	9/16/2022	$4,290	18
15	S&P 500 Index	Goldman Sachs	59,168	9/16/2022	$4,145	159
3	S&P 500 Index	Goldman Sachs	10,681	10/21/2022	$3,995	316
3	S&P 500 Index	Goldman Sachs	10,934	10/21/2022	$4,080	209
3	S&P 500 Index	Goldman Sachs	11,921	10/21/2022	$3,865	590
3	S&P 500 Index	Goldman Sachs	12,916	10/21/2022	$4,230	90
3	S&P 500 Index	Goldman Sachs	13,376	10/21/2022	$4,300	53
3	S&P 500 Index	Goldman Sachs	13,656	10/21/2022	$4,050	308
4	S&P 500 Index	Goldman Sachs	14,991	10/21/2022	$4,220	113
5	S&P 500 Index	Goldman Sachs	18,944	10/21/2022	$4,005	534
6	S&P 500 Index	Goldman Sachs	23,394	10/21/2022	$4,150	291
9	S&P 500 Index	Goldman Sachs	36,782	10/21/2022	$4,160	428
3	S&P 500 Index	Goldman Sachs	11,089	11/18/2022	$4,160	217
4	S&P 500 Index	Goldman Sachs	15,105	11/18/2022	$4,175	274
						11,235

WRITTEN CALL OPTIONS

Number of Contracts	Open Written Call Options	Counterparty	Notional Value at August 31, 2022	Expiration	Exercise Price	Fair Value
193	Bristol-Myers Squib Company	Goldman Sachs	13,002	9/16/2022	$75	14
318	Cisco Systems, Inc.	Goldman Sachs	14,237	9/16/2022	$45	267
						281

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Goldman Sachs i-Select III Series 88 Excess Return Strategy Top 50 Holdings

FUTURES CONTRACTS*

Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at August 31, 2022
1	5-year Bobl Future Exchange Close Index N1 Class B	9/8/2022	66,865
0	10-year JGB Future Index N1 Class C	9/8/2022	260,440
1	2-year Schatz Future Exchange Close Index N1 Class C	12/8/2022	86,912
0	2-year Schatz Future Exchange Close Index N1 Class C	9/8/2022	43,498
1	5-year Treasury Future Exchange Close Index N1 Class B	12/30/2022	74,112
5	French Equity Futures Rolling Strategy Excess Return Index	9/16/2022	30,766
0	S&P GSCI Coffee (ER)	12/19/2022	42,388
1	S&P GSCI Corn 3 Month Forward (ER)	3/14/2023	37,050
1	S&P GSCI Live Cattle 3 Month Forward (ER)	2/28/2023	37,377
2	S&P GSCI Sugar (ER)	2/28/2023	48,129
2	S&P GSCI Sugar (ER)	9/30/2022	33,545
6	UK Equity Futures Rolling Strategy Index	9/16/2022	52,237

Number of Contracts	Open Short Future Contracts	Expiration	Notional Value at August 31, 2022
1	10-year Australian Treasury Future	9/15/2022	47,659
0	10-year Bund Future	9/8/2022	33,826
2	2-year Treasury Future	12/30/2022	405,530
1	3 Month Sterling (Short Sterling) Future	12/20/2022	163,568
1	3 Month Sterling (Short Sterling) Future	3/14/2023	163,139
1	3 Month Sterling (Short Sterling) Future	9/19/2023	163,034
1	3 Month Sterling (Short Sterling) Future	6/20/2023	163,047
1	3 Month Sterling (Short Sterling) Future	12/19/2023	163,091
1	5-year Treasury Future	12/30/2022	85,948
33	Emerging Markets Equity Futures	9/16/2022	32,421
0	Euribor Future	12/19/2022	47,058
0	Euribor Future	3/13/2023	46,892
0	Euribor Future	6/19/2023	46,822
0	Euribor Future	9/18/2023	46,754
0	Euribor Future	12/18/2023	46,724
1	Eurodollar Future	12/20/2022	150,101
1	Eurodollar Future	3/14/2023	149,770
1	Eurodollar Future	6/20/2023	149,781
1	Eurodollar Future	9/19/2023	149,908
1	Eurodollar Future	12/19/2023	150,086
140,724	Korean Equity Futures	9/8/2022	33,772
1	S&P GSCI Coffee 3 Month Forward (ER)	3/21/2023	43,367
1	S&P GSCI Corn (ER)	12/14/2022	34,756
4	S&P GSCI Sugar 3 Month Forward (ER)	2/28/2023	89,337

EQUITY FORWARDS

Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at August 31, 2022	Exercise Price	Expiration	Fair Value
19	S&P 500 Index	Goldman Sachs	76,702	$3,955	9/2/2022	$32

WRITTEN PUT OPTIONS

Number of Contracts	Open Written Put Options	Counterparty	Notional Value at August 31, 2022	Exercise Price	Expiration	Market Value
45	S&P 500 Index	Goldman Sachs	280,766	$3,790	9/2/2022	$74
13	S&P 500 Index	Goldman Sachs	283,224	$3,815	9/2/2022	2
13	S&P 500 Index	Goldman Sachs	364,005	$3,840	9/2/2022	4
45	S&P 500 Index	Goldman Sachs	286,629	$3,850	9/2/2022	74
13	S&P 500 Index	Goldman Sachs	92,365	$3,875	9/2/2022	2
13	S&P 500 Index	Goldman Sachs	92,278	$3,925	9/2/2022	4
62	S&P 500 Index	Goldman Sachs	95,543	$3,690	9/9/2022	55
						215

CREDIT DEFAULT SWAPS

Number of Contracts	Open Credit Default Swaps	Counterparty	Notional Value at August 31, 2022	Expiration	Value
137,008	Markit CDX.NA.IG 5 Year Long Mid Total Return Index	Goldman Sachs	137,008	6/20/2027	$732
38,793	Markit CDX.NA.HY 5 Year Long Mid Total Return Index	Goldman Sachs	38,793	6/20/2027	98
108,947	Markit iTraxx Europe 5 Year Long Mid Total Return Index	Goldman Sachs	109,552	6/20/2027	762
30,259	Markit iTraxx Crossover 5 Year Long Mid Total Return Index	Goldman Sachs	30,427	6/20/2027	720
					2,312

EQUITY SWAPS
Number of Contracts	Open Equity Swaps	Counterparty	Notional Value at August 31, 2022	Value
189	Goldman Sachs RP Equity World Long Short Series 79 Excess Return Strategy	Goldman Sachs	238,036	$238,036
138	Goldman Sachs RP Equity World Long Short Series 79 Excess Return Strategy	Goldman Sachs	235,201	235,201
				473,237

*	The GS i-Select invests in 15 Portfolio Constituents which do not trade individual futures, therefore the Futures do not have any individual value and unrealized appreciation/depreciation.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Goldman Sachs Systematic Skew US Series 1D Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at August 31, 2022	Exercise Price	Expiration	Fair Value
164	S&P 500 Index	Goldman Sachs	2,209,483	$3,985	9/16/2022	$4,751
202	S&P 500 Index	Goldman Sachs	2,094,968	$3,985	10/21/2022	4,599
114	S&P 500 Index	Goldman Sachs	1,108,406	$3,990	11/18/2022	2,673
35	S&P 500 Index	Goldman Sachs	324,981	$3,990	12/16/2022	613
						12,636

PURCHASED CALL OPTIONS

Number of Contracts	Open Purchased Put Options	Counterparty	Notional Value at August 31, 2022	Exercise Price	Expiration	Fair Value
39	S&P 500 Index	Goldman Sachs	153,884	$4,200	9/16/2022	$199
33	S&P 500 Index	Goldman Sachs	129,906	$4,250	10/21/2022	787
						986

PURCHASED PUT OPTIONS

Number of Contracts	Open Purchased Put Options	Counterparty	Notional Value at August 31, 2022	Exercise Price	Expiration	Fair Value
52	S&P 500 Index	Goldman Sachs	645,584	$1,900	10/21/2022	$23
49	S&P 500 Index	Goldman Sachs	625,174	$1,900	9/16/2022	1
81	S&P 500 Index	Goldman Sachs	616,564	$2,000	10/21/2022	45
64	S&P 500 Index	Goldman Sachs	615,217	$2,000	9/16/2022	2
60	S&P 500 Index	Goldman Sachs	532,578	$2,000	11/18/2022	94
120	S&P 500 Index	Goldman Sachs	334,182	$2,100	9/16/2022	6
46	S&P 500 Index	Goldman Sachs	333,130	$2,100	10/21/2022	32
51	S&P 500 Index	Goldman Sachs	295,284	$2,200	10/21/2022	48
48	S&P 500 Index	Goldman Sachs	1,038,996	$2,200	9/16/2022	3
73	S&P 500 Index	Goldman Sachs	800,220	$2,300	11/18/2022	227
44	S&P 500 Index	Goldman Sachs	615,217	$2,300	9/16/2022	2
36	S&P 500 Index	Goldman Sachs	532,578	$2,300	10/21/2022	44
80	S&P 500 Index	Goldman Sachs	334,182	$2,400	11/18/2022	301
86	S&P 500 Index	Goldman Sachs	333,130	$2,500	11/18/2022	399
39	S&P 500 Index	Goldman Sachs	295,284	$2,500	9/16/2022	4
33	S&P 500 Index	Goldman Sachs	1,038,996	$2,500	10/21/2022	65
55	S&P 500 Index	Goldman Sachs	800,220	$2,550	10/21/2022	123
59	S&P 500 Index	Goldman Sachs	606,481	$2,600	11/18/2022	330
39	S&P 500 Index	Goldman Sachs	509,769	$2,600	9/16/2022	7
127	S&P 500 Index	Goldman Sachs	417,598	$2,650	10/21/2022	355
45	S&P 500 Index	Goldman Sachs	377,946	$2,675	9/16/2022	7
43	S&P 500 Index	Goldman Sachs	322,277	$2,750	10/21/2022	148
43	S&P 500 Index	Goldman Sachs	310,264	$2,800	9/16/2022	11
79	S&P 500 Index	Goldman Sachs	710,776	$2,850	10/21/2022	337
43	S&P 500 Index	Goldman Sachs	490,954	$2,875	9/16/2022	15
47	S&P 500 Index	Goldman Sachs	437,532	$2,900	9/16/2022	18
43	S&P 500 Index	Goldman Sachs	374,414	$2,925	9/16/2022	18
85	S&P 500 Index	Goldman Sachs	292,072	$3,020	9/16/2022	49
36	S&P 500 Index	Goldman Sachs	350,280	$3,060	9/16/2022	23
						2,737

WRITTEN PUT OPTIONS

Number of Contracts	Open Written Put Options	Counterparty	Notional Value at August 31, 2022	Exercise Price	Expiration	Fair Value
40	S&P 500 Index	Goldman Sachs	156,573	$3,395	9/16/2022	$101
39	S&P 500 Index	Goldman Sachs	152,599	$3,515	9/16/2022	185
45	S&P 500 Index	Goldman Sachs	176,374	$3,545	9/16/2022	251
45	S&P 500 Index	Goldman Sachs	176,717	$3,595	9/16/2022	341
52	S&P 500 Index	Goldman Sachs	205,464	$3,600	11/18/2022	3,375
43	S&P 500 Index	Goldman Sachs	168,301	$3,645	9/16/2022	443
76	S&P 500 Index	Goldman Sachs	299,846	$3,680	10/21/2022	3,994
43	S&P 500 Index	Goldman Sachs	169,064	$3,705	9/16/2022	657
45	S&P 500 Index	Goldman Sachs	177,441	$3,750	9/16/2022	933
33	S&P 500 Index	Goldman Sachs	129,426	$3,775	10/21/2022	2,407
43	S&P 500 Index	Goldman Sachs	169,759	$3,775	9/16/2022	1,054
85	S&P 500 Index	Goldman Sachs	337,363	$3,805	9/16/2022	2,557
66	S&P 500 Index	Goldman Sachs	261,398	$3,815	9/16/2022	2,115
53	S&P 500 Index	Goldman Sachs	208,941	$3,860	10/21/2022	5,171
40	S&P 500 Index	Goldman Sachs	159,096	$3,880	10/21/2022	4,205
						27,789

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Goldman Sachs Credit Volatility Carry Y Series 1 Excess Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at August 31, 2022	Exercise Price	Expiration	Fair Value
(7,433)	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	553,956	75	9/1/2022	5,789

PURCHASED PUT OPTIONS

Number of Contracts	Open Purchased Put Options	Counterparty	Notional Value at August 31, 2022	Exercise Price	Expiration	Fair Value
341	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	93,333	60	9/16/2022	4
181	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	72,124	60	11/18/2022	33
334	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	19,989	62	9/16/2022	5
199	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	177,517	63	9/16/2022	4
634	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	22,006	64	10/21/2022	98
371	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	200,761	64	9/16/2022	8
468	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	58,245	65	10/21/2022	88
358	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	19,989	65	9/16/2022	10
857	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	177,517	66	9/16/2022	29
530	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	22,006	66	10/21/2022	122
515	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	200,761	67	10/21/2022	148
176	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	58,245	67	9/16/2022	8
616	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	134,477	68	9/16/2022	36
517	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	95,069	68	10/21/2022	189
1,646	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	158,845	69	9/16/2022	134
469	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	59,088	69	10/21/2022	222
589	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	244,369	70	9/16/2022	71
469	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	26,215	70	10/21/2022	290
868	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	198,389	71	9/16/2022	165
309	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	90,337	71.5	9/16/2022	76
729	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	19,834	72	9/16/2022	233
						1,973

WRITTEN CALL OPTIONS

Number of Contracts	Open Written Call Options	Counterparty	Notional Value at August 31, 2022	Exercise Price	Expiration	Fair Value
188	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	13,975	74	9/16/2022	200
884	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	65,881	75	9/16/2022	500
1,013	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	75,513	76	9/16/2022	246
338	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	25,200	76	10/21/2022	238
480	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	35,791	76.5	9/16/2022	71
994	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	74,100	77	9/16/2022	87
732	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	54,551	77	10/21/2022	288
358	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	26,693	77.5	9/16/2022	19
1,463	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	109,069	78	9/16/2022	49
804	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	59,942	78	10/21/2022	162
1,957	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	145,843	79	9/16/2022	32
616	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	45,943	79	10/21/2022	62
401	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	29,921	80	10/21/2022	22
395	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	29,461	80	9/16/2022	4
						1,980

WRITTEN PUT OPTIONS

Number of Contracts	Open Written Put Options	Counterparty	Notional Value at August 31, 2022	Exercise Price	Expiration	Fair Value

247	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	18,410	73	9/16/2022	$132
645	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	48,056	73	10/21/2022	871
725	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	54,071	74	10/21/2022	1,258
1,437	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	107,099	74	9/16/2022	1,259
434	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	32,315	74.5	9/16/2022	478
961	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	71,592	75	10/21/2022	2,121
1,154	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	86,044	75	9/16/2022	1,586
463	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	34,474	75.5	9/16/2022	781
1,035	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	77,140	76	10/21/2022	2,880
2,220	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	165,448	76	9/16/2022	4,550
637	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	47,456	77	10/21/2022	2,209
2,264	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	168,734	77	9/16/2022	6,550
374	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	27,907	78	10/21/2022	1,600
1,246	iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs	92,899	78	9/16/2022	4,784
						31,059

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Goldman Sachs Volatility Carry US Series 107 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at August 31, 2022	Exercise Price	Expiration	Fair Value
24	S&P 500 Index	Goldman Sachs	94,089	$3,985	9/2/2022	$674

WRITTEN PUT OPTIONS

Number of Contracts	Open Written Put Options	Counterparty	Notional Value at August 31, 2022	Exercise Price	Expiration	Fair Value
96	S&P 500 Index	Goldman Sachs	378,078	$3,815	9/2/2022	$81
193	S&P 500 Index	Goldman Sachs	764,980	$3,860	9/2/2022	742
						823

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Goldman Sachs Volatility Carry US Series 97 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at August 31, 2022	Exercise Price	Expiration	Fair Value
24	S&P 500 Index	Goldman Sachs	95,033	$3,955	9/2/2022	$39
2	S&P 500 Index	Goldman Sachs	6,522	$3,955	9/9/2022	3
						42

WRITTEN PUT OPTIONS

Number of Contracts	Open Written Put Options	Counterparty	Notional Value at August 31, 2022	Exercise Price	Expiration	Fair Value
88	S&P 500 Index	Goldman Sachs	347,867	$3,790	9/2/2022	$35
88	S&P 500 Index	Goldman Sachs	350,912	$3,815	9/2/2022	76
114	S&P 500 Index	Goldman Sachs	450,999	$3,840	9/2/2022	231
90	S&P 500 Index	Goldman Sachs	355,131	$3,850	9/2/2022	253
29	S&P 500 Index	Goldman Sachs	114,439	$3,875	9/2/2022	170
29	S&P 500 Index	Goldman Sachs	114,332	$3,925	9/2/2022	529
30	S&P 500 Index	Goldman Sachs	118,377	$3,690	9/9/2022	118
						1,412